UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-2671

                             Scudder Municipal Trust
                             -----------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  05/31
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                                                  as of August 31, 2005  (Unaudited)
------------------------------------------------------------------------------------------------------------

Scudder Managed Municipal Bond Fund

------------------------------------------------------------------------------------------------------------
    Municipal Bonds and Notes 89.7%
------------------------------------------------------------------------------------------------------------

Alabama 0.1%
Phoenix County, AL, Industrial Development Revenue, Industrial Development
    Board, AMT, 6.35%, 5/15/2035                                                   4,000,000       4,347,240

Alaska 0.5%
Anchorage, AK, Core City General Obligation, 5.5%, 7/1/2021 (a)                    3,860,000       4,305,521
Anchorage, AK, Electric Revenue, 6.5%, 12/1/2015 (a)                               5,000,000       6,198,400
Anchorage, AK, State General Obligation:
    5.5%, 7/1/2019 (a)                                                             2,500,000       2,799,000
    5.5%, 7/1/2020 (a)                                                             2,500,000       2,788,550
North Slope Borough, AK, County General Obligation Lease, Series B, Zero
    Coupon, 6/30/2011 (a)                                                          5,000,000       4,051,200
                                                                                               -------------
                                                                                                  20,142,671

Arizona 1.4%
Arizona, School District General Obligation, School Facilities Board
    Revenue:
    Series B, 5.25%, 9/1/2017 (a)                                                  6,500,000       7,310,940
    5.5%, 7/1/2014                                                                 5,000,000       5,588,950
    5.5%, 7/1/2015                                                                 3,000,000       3,353,370
    5.5%, 7/1/2016                                                                 5,000,000       5,588,950
Arizona, Water & Sewer Revenue, Infrastructure Financing Authority, Series
    A, Prerefunded, 5.375%, 10/1/2018                                              2,200,000       2,451,614
Mesa, AZ, Electric Revenue:
    5.25%, 7/1/2016 (a)                                                            7,500,000       8,569,050
    5.25%, 7/1/2017 (a)                                                           10,000,000      11,458,500
Phoenix, AZ, Transportation/Tolls Revenue, Series A, Zero Coupon, 7/1/2012
    (a)                                                                            4,675,000       3,653,653
Phoenix, AZ, Water & Sewer Revenue, Civic Improvement Corp., Prerefunded,
    6.0%, 7/1/2011 (a)                                                             4,105,000       4,655,891
Scottsdale, AZ, General Obligation:
    Prerefunded, 5.375%, 7/1/2014                                                    380,000         425,402
    5.375%, 7/1/2015                                                               1,635,000       1,814,049
Tucson, AZ, Water & Sewer Revenue, 5.5%, 7/1/2018 (a)                              4,100,000       4,654,976
                                                                                               -------------
                                                                                                  59,525,345

Arkansas 0.5%
Arkansas, University Revenues, University of Arkansas, UAMS Campus:
    Series B, 5.0%, 11/1/2025 (a)                                                  1,140,000       1,229,878
    Series B, 5.0%, 11/1/2026 (a)                                                  2,000,000       2,152,900
Jonesboro, AR, Hospital & Healthcare Revenue, Healthcare Facilities
    Authority, Bernard's Regional Medical Center, Series A, 5.8%, 7/1/2012
    (a)                                                                            4,025,000       4,192,842
North Little Rock, AR, Electric Revenue, Series A, 6.5%, 7/1/2015 (a)             13,080,000      15,684,228
                                                                                               -------------
                                                                                                  23,259,848

California 16.2%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project,
    8.0%, 1/1/2019 (a)                                                               925,000       1,207,911
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement
    Project, 8.0%, 1/1/2019 (a)                                                      985,000       1,212,565
California, Department of Water Resources Revenue:
    Prerefunded, Series W, 5.5%, 12/1/2015                                           565,000         638,224
    5.5%, 12/1/2015                                                                2,825,000       3,154,649
California, Department of Water Resources Revenue, Central Valley Project,
    Series AC, 5.0%, 12/1/2027 (a)                                                 9,000,000       9,642,870
California, Electric Revenue, Department of Water Resources and Power
    Supply:
    Series A, 5.25%, 5/1/2020                                                      2,000,000       2,176,820
    Series A, 5.375%, 5/1/2021                                                     5,000,000       5,475,350
    Series A, 5.375%, 5/1/2022                                                    10,665,000      11,672,416
    Series A, 5.875%, 5/1/2016                                                    20,000,000      22,660,400
California, Golden State Tobacco Securitization Corp., California Tobacco
    Settlement Revenue, Series A-1, 6.625%, 6/1/2040                              27,545,000      31,439,312
California, Higher Education Revenue, 5.25%, 11/1/2020 (a)                         6,315,000       7,011,797
California, Higher Education Revenue, Marymount University, Zero Coupon,
    10/1/2014 (a)                                                                  1,000,000         705,040
California, Public Works Board, Lease Revenue, Department of Corrections,
    Series C, 5.0%, 6/1/2025                                                       2,500,000       2,638,975
California, Public Works Board, Lease Revenue, Department of Mental Health:
    Series A, 5.5%, 6/1/2021                                                       5,275,000       5,889,063
    Series A, 5.5%, 6/1/2022                                                       1,400,000       1,560,776
California, Senior Care Revenue, Statewide Community Development Authority,
    California Lutheran Homes, ETM, 5.5%, 11/15/2008                               2,250,000       2,341,868
California, Special Assessment Revenue, Golden State Tobacco Securitization
    Corp.:
    Series B, 5.5%, 6/1/2043                                                       9,950,000      11,303,001
    Series B, 5.625%, 6/1/2038                                                    37,265,000      42,646,439
    Series 2003-A-1, 6.75%, 6/1/2039                                              47,520,000      54,832,853
California, State Agency General Obligation Lease, Series A, 6.3%,
    12/1/2006 (a)                                                                  8,095,000       8,436,528
California, State General Obligation:
    5.0%, 5/1/2015                                                                10,450,000      11,537,949
    5.0%, 6/1/2026                                                                 4,000,000       4,276,160
    5.0%, 3/1/2029                                                                13,595,000      14,460,730
    5.0%, 6/1/2029 (a)                                                            36,855,000      39,253,523
    5.0%, 2/1/2031 (a)                                                            26,975,000      28,416,274
    5.0%, 4/1/2031 (a)                                                            10,000,000      10,604,500
    5.0%, 12/1/2031 (a)                                                           32,470,000      34,463,658
    5.125%, 11/1/2024                                                              5,000,000       5,364,900
    5.25%, 2/1/2017                                                               17,450,000      19,155,388
    5.25%, 2/1/2027 (a)                                                            4,790,000       5,178,804
    6.25%, 10/1/2007 (a)                                                           4,000,000       4,265,120
California, State Revenue Lease, Series A, 5.25%, 12/1/2020 (a)                   22,040,000      24,091,042
California, State Revenue Lease, Public Works Board, Department of
    Corrections:
    Series C, 5.5%, 6/1/2020                                                       5,000,000       5,568,750
    Series C, 5.5%, 6/1/2021                                                       2,500,000       2,776,900
California, State University Revenue:
    Series A, 5.0%, 11/1/2016 (a)                                                 16,790,000      18,614,233
    Series A, 5.125%, 5/15/2017 (a)                                               10,000,000      11,038,900
    Series A, 5.25%, 11/1/2021 (a)                                                 4,000,000       4,441,360
Fairfield-Suisun, CA, Unified School District General Obligation, Election
    2002, 5.0%, 8/1/2024 (a)                                                       3,840,000       4,135,949
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
    Series A, ETM, Zero Coupon, 1/1/2015                                          11,000,000       7,677,670
    Series A, ETM, Zero Coupon, 1/1/2017                                           5,000,000       3,184,700
Foothill, CA, Transportation/Tolls Revenue, Eastern Corridor Agency:
    Series A, ETM, Zero Coupon, 1/1/2018                                          21,890,000      13,301,677
    Series A, Prerefunded, 6.0%, 1/1/2016                                         20,400,000      22,846,572
    Series A, ETM, 7.05%, 1/1/2009                                                 5,000,000       5,648,550
    Series A, Prerefunded, 7.1%, 1/1/2011                                          4,000,000       4,721,960
    Series A, Prerefunded, 7.1%, 1/1/2012                                          4,000,000       4,721,960
    Series A, Prerefunded, 7.15%, 1/1/2014                                         6,250,000       7,390,688
La Quinta, CA, Financing Authority Local Agency Revenue, Series A, 5.0%,
    9/1/2029 (a)                                                                  12,400,000      13,218,524
Los Angeles County, CA, County General Obligation Lease:
    Zero Coupon, 9/1/2007                                                          4,030,000       3,759,103
    Zero Coupon, 9/1/2009                                                          5,425,000       4,684,488
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation
    Lease, AMT, Series C, 7.5%, 12/1/2024                                          2,500,000       2,668,700
Los Angeles, CA, School District General Obligation, Unified School
    District:
    Series A, 5.0%, 7/1/2023 (a)                                                  12,000,000      12,992,520
    Series A, 5.0%, 7/1/2024 (a)                                                  10,000,000      10,809,400
    5.75%, 7/1/2015 (a)                                                            2,000,000       2,357,880
    5.75%, 7/1/2016 (a)                                                           17,000,000      20,144,830
Los Angeles, CA, Union School District, Series A, 5.375%, 7/1/2018 (a)            16,575,000      18,626,985
Madera County, CA, Hospital & Healthcare Revenue, Valley Children's
    Hospital, 6.5%, 3/15/2010 (a)                                                  2,840,000       3,229,506
Murrieta Valley, CA, School District General Obligation, Unified School
    District, Series A, Zero Coupon, 9/1/2014 (a)                                  4,235,000       2,995,966
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%,
    10/1/2014 (a)                                                                  2,000,000       2,297,140
Pasadena, CA, Unified School District:
    5.0%, 11/1/2018 (a)                                                              650,000         726,739
    5.0%, 11/1/2019 (a)                                                              205,000         228,464
Roseville, CA, School District General Obligation, Junior High, Series B,
    Zero Coupon, 8/1/2015 (a)                                                      1,000,000         673,880
San Diego, CA, School District General Obligation, Series A, Zero Coupon,
    7/1/2014 (a)                                                                   3,420,000       2,435,587
San Diego, CA, Water & Sewer Revenue:
    5.632%, 4/25/2007 (a)                                                          6,300,000       6,579,153
    5.681%, 4/22/2009 (a)                                                          4,500,000       4,900,770
San Joaquin County, CA, County General Obligation Lease, Facilities
    Project, 5.5%, 11/15/2013 (a)                                                  3,895,000       4,431,342
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation
    Corridor Agency, Toll Road Revenue:
    Series A, Zero Coupon, 1/15/2012 (a)                                           5,000,000       3,990,150
    Series A, Zero Coupon, 1/15/2013 (a)                                          35,295,000      26,910,673
    Series A, Zero Coupon, 1/15/2014 (a)                                          14,905,000      10,823,117
Southern California, Public Power Authority Project Revenue, Series A,
    5.0%, 1/1/2017 (a)                                                               550,000         605,743
Ukiah, CA, School District General Obligation Lease, Zero Coupon, 8/1/2015
    (a)                                                                            2,000,000       1,351,700
Vallejo City, CA, General Obligation, Unified School District, Series A,
    5.9%, 2/1/2022 (a)                                                             3,905,000       4,853,329
                                                                                               -------------
                                                                                                 710,080,463

Colorado 2.6%
Colorado, E-470 Public Highway Authority Revenue, Series B, Zero Coupon,
    9/1/2016 (a)                                                                   5,000,000       3,154,650
Colorado, Health Facilities Authority Revenue, Covenant Retirement
    Communities Project:
    6.75%, 12/1/2015                                                               1,750,000       1,796,130
    6.75%, 12/1/2025                                                               4,150,000       4,256,697
Colorado, Hospital & Healthcare Revenue, Portercare Adventist Health
    Project, 6.5%, 11/15/2031                                                      3,000,000       3,371,100
Colorado, Transportation/Tolls Revenue:
    Series B, Zero Coupon, 9/1/2014 (a)                                           11,295,000       7,878,375
    Series B, Zero Coupon, 9/1/2015 (a)                                           21,500,000      14,263,315
    Series B, Zero Coupon, 9/1/2017 (a)                                            8,000,000       4,813,840
    Series B, Zero Coupon, 9/1/2018 (a)                                           20,560,000      11,788,076
    Series B, Zero Coupon, 9/1/2019 (a)                                           36,500,000      19,913,670
    Series B, Zero Coupon, 9/1/2020 (a)                                            7,000,000       3,638,600
    Series B, Zero Coupon, 9/1/2034                                               15,200,000       2,094,104
    Series A, 5.75%, 9/1/2014 (a)                                                 14,700,000      17,121,090
Denver, CO, School District General Obligation, Series A, 6.5%, 12/1/2010          3,000,000       3,466,920
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013
    (a)                                                                            2,500,000       3,116,100
Garfield Pitkin & Eagle Counties, CO, General Obligation School District
    No. 1, Series A, 5.0%, 12/15/2026 (a)                                          4,000,000       4,296,320
Mesa County, CO, Residual Revenue, EMT, Zero Coupon, 12/1/2011                    11,435,000       9,114,038
                                                                                               -------------
                                                                                                 114,083,025

Connecticut 0.9%
Connecticut, State General Obligation:
    Series A, 5.375%, 4/15/2016                                                    2,805,000       3,138,486
    Series A, 5.375%, 4/15/2017                                                    4,870,000       5,448,994
    Prerefunded, Series A, 5.375%, 4/15/2018                                       4,000,000       4,475,560
    Series A, 5.375%, 4/15/2019                                                   10,075,000      11,272,817
    Series C, 5.5%, 12/15/2014                                                     5,000,000       5,759,900
    Series C, 5.5%, 12/15/2015                                                     5,000,000       5,799,800
    Series B, 5.5%, 6/15/2018                                                      1,000,000       1,128,690
    Prerefunded, Series E, ETM, 6.0%, 3/15/2012                                      170,000         196,223
Greenwich, CT, Multi-Family Housing Revenue, 6.35%, 9/1/2027                       2,640,000       2,804,314
                                                                                               -------------
                                                                                                  40,024,784

District of Columbia 0.2%
District of Columbia, Core City General Obligation:
    Series B3, 5.5%, 6/1/2012 (a)                                                  1,050,000       1,178,436
    Prerefunded, Series A1, ETM, 6.5%, 6/1/2010 (a)                                1,095,000       1,254,454
District of Columbia, General Obligation, Series A1, 6.5%, 6/1/2010 (a)            1,175,000       1,338,983
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%,
    10/1/2023 (a)                                                                  5,000,000       5,955,100
                                                                                               -------------
                                                                                                   9,726,973

Florida 3.6%
Florida, Industrial Development Revenue, Capital Travel Agency, Seminole
    Tribe Convention, Series A, 10.0%, 10/1/2033                                  13,900,000      15,321,414
Florida, Municipal Loan Council Revenue, Series A, 5.25%, 5/1/2019 (a)             1,000,000       1,103,300
Florida, State Board of Public Education:
    Series D, 5.375%, 6/1/2016                                                     5,765,000       6,396,729
    Series D, 5.375%, 6/1/2019                                                     1,000,000       1,107,680
Florida, Village Center Community Development District, Utility Revenue,
    ETM, 6.0%, 11/1/2018 (a)                                                       1,250,000       1,498,762
Florida, Water Pollution Control Financing Corp. Revenue, 5.5%, 1/15/2014          1,000,000       1,111,060
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon,
    10/1/2018 (a)                                                                  2,000,000       1,162,560
Gainesville, FL, Utilities System Revenue, Series B, 6.5%, 10/1/2010               1,370,000       1,575,651
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health
    Systems:
    5.25%, 11/15/2020                                                              1,000,000       1,039,720
    5.25%, 11/15/2028                                                              5,300,000       5,475,059
Highlands County, FL, Health Facilities Authority Revenue, Adventist
    Sunbelt, Series A, 6.0%, 11/15/2031                                            7,000,000       7,669,340
Hillsborough County, FL, Industrial Development Authority Revenue,
    University Community Hospital, 6.5%, 8/15/2019 (a)                             1,000,000       1,249,460
Jacksonville, FL, Health Facilities Authority:
    Prerefunded, 11.5%, 10/1/2012                                                     55,000          56,653
    Prerefunded, ETM, 11.5%, 10/1/2012                                                85,000         127,152
Jacksonville, FL, Sales & Special Tax Revenue, Local Government:
    5.5%, 10/1/2014 (a)                                                            3,000,000       3,341,760
    5.5%, 10/1/2015 (a)                                                            4,730,000       5,477,671
    5.5%, 10/1/2016 (a)                                                            6,760,000       7,881,349
    5.5%, 10/1/2018 (a)                                                            6,470,000       7,599,080
Lee County, FL, Transportation Facilities, Series A, 5.0%, 10/1/2027 (a)           8,000,000       8,569,360
Leesburg, FL, Utilities Revenue, 5.0%, 10/1/2029 (a)                                 800,000         855,056
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016 (a)              1,350,000         868,469
Miami Beach, FL, Stormwater Revenue, 5.75%, 9/1/2017 (a)                             725,000         812,950
Miami-Dade County, FL, Sales & Special Tax Revenue:
    Series A, Zero Coupon, 10/1/2014 (a)                                           2,195,000       1,455,263
    Series A, Zero Coupon, 10/1/2022 (a)                                           7,000,000       2,928,240
Nassau County, FL, ICF/MR-Intercare Facilities Mentally Retarded Revenue,
    GF/Amelia Island Properties Project, Series A, 9.75%, 1/1/2023                   935,000         942,938
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional
    Healthcare System:
    5.75%, 12/1/2032                                                               1,000,000       1,079,410
    Series A, 6.25%, 10/1/2018 (a)                                                   500,000         615,155
    Series C, 6.25%, 10/1/2021 (a)                                                 6,000,000       7,552,860
Orange County, FL, Health Facilities Authority, Orlando Regional
    Facilities, Series A, ETM, 6.25%, 10/1/2016 (a)                                2,830,000       3,482,598
Orange County, FL, Hospital & Healthcare Revenue, Health Facilities
    Authority, Orlando Regional Healthcare, Series A, 6.25%, 10/1/2016 (a)         1,170,000       1,413,231
Orlando & Orange County, FL, Expressway Authority Revenue, 6.5%, 7/1/2012
    (a)                                                                            1,000,000       1,187,220
Orlando, FL, Electric Revenue, Community Utilities, 6.75%, 10/1/2017               6,500,000       8,025,030
Orlando, FL, Special Assessment Revenue, Conroy Road Interchange Project,
    Series A, 5.8%, 5/1/2026                                                         500,000         508,420
Palm Beach County, FL, Airport Revenue:
    5.75%, 10/1/2012 (a)                                                           5,000,000       5,706,950
    5.75%, 10/1/2013 (a)                                                           5,000,000       5,755,550
Palm Beach County, FL, Airport System Revenue, 5.75%, 10/1/2014 (a)                1,000,000       1,162,340
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015
    (a)                                                                              110,000         142,289
Pembroke Pines, FL, Public Improvement Revenue, Series A, 5.0%, 10/1/2029
    (a)                                                                            1,755,000       1,875,779
Riviera Beach, FL, Utility Special District, Water & Sewer Revenue, 5.0%,
    10/1/2029 (a)                                                                  3,995,000       4,251,239
Sunrise, FL, Water & Sewer Revenue, Utility Systems, 5.5%, 10/1/2018 (a)          12,500,000      14,499,000
Tallahassee, FL, Energy System Revenue:
    Series A, 5.25%, 10/1/2014 (a)                                                 1,000,000       1,128,910
    5.5%, 10/1/2016 (a)                                                            1,005,000       1,167,730
Tampa, FL, Occupational License Tax, Series A, 5.375%, 10/1/2017 (a)               1,000,000       1,113,710
Tampa, FL, Sales Tax Revenue, Series A, 5.375%, 10/1/2017 (a)                        500,000         556,600
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project,
    5.75%, 10/1/2020 (a)                                                           2,075,000       2,510,854
Tampa, FL, Utility Tax Revenue, Zero Coupon, 10/1/2014 (a)                         3,165,000       2,231,452
Tampa, FL, Water Utility Systems Revenue, Prerefunded, 5.625%, 10/1/2013
    (a)                                                                            1,850,000       2,086,892
Westchase, FL, Community Development District, Special Assessment Revenue,
    5.8%, 5/1/2012 (a)                                                             2,965,000       3,079,241
                                                                                               -------------
                                                                                                 156,759,136

Georgia 1.4%
Atlanta, GA, Airport Revenue AMT:
    Series B, 5.75%, 1/1/2010 (a)                                                  4,240,000       4,624,738
    Series B, 5.75%, 1/1/2011 (a)                                                  1,590,000       1,738,554
    Series C, 6.0%, 1/1/2011 (a)                                                   7,375,000       8,134,256
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019 (a) 13,000,000
15,332,460 Cobb County, GA, Hospital & Healthcare Revenue, Series A, 5.625%,
4/1/2011
    (a)                                                                            2,305,000       2,524,597
Georgia, Municipal Electric Authority Power Revenue:
    Series Y, Prerefunded, ETM, 6.4%, 1/1/2013 (a)                                   195,000         226,697
    Series 2005-Y, Prerefunded, 6.4%, 1/1/2013 (a)                                    35,000          40,403
    Series 2005-Y, 6.4%, 1/1/2013 (a)                                              3,270,000       3,799,969
    Series V, 6.5%, 1/1/2012 (a)                                                   5,000,000       5,651,750
    Series X, 6.5%, 1/1/2012 (a)                                                   3,500,000       3,937,745
    Series W, 6.6%, 1/1/2018 (a)                                                  11,270,000      13,750,865
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue,
    Series W, ETM, 6.6%, 1/1/2018 (a)                                                200,000         245,736
Macon-Bibb County, GA, Hospital & Healthcare Revenue, Series C, 5.25%,
    8/1/2011 (a)                                                                   3,000,000       3,310,320
                                                                                               -------------
                                                                                                  63,318,090

Hawaii 0.0%
Hawaii, State General Obligation, Series CU, Prerefunded, 5.875%, 10/1/2014
    (a)                                                                            1,500,000       1,687,200

Illinois 10.0%
Chicago, IL, Core City General Obligation:
    Series B, 5.0%, 1/1/2011 (a)                                                   1,620,000       1,754,006
    Series B, 5.125%, 1/1/2015 (a)                                                 9,550,000      10,519,421
    Series A, 5.375%, 1/1/2013 (a)                                                15,410,000      16,971,649
    6.25%, 1/1/2011 (a)                                                            3,000,000       3,367,950
Chicago, IL, Core City General Obligation, Capital Appreciation City
    Colleges, Zero Coupon, 1/1/2017 (a)                                           20,000,000      12,542,200
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014 (a)                     5,000,000       5,631,900
Chicago, IL, School District General Obligation Lease, Board of Education:
    Series A, 6.0%, 1/1/2016 (a)                                                  11,025,000      13,148,856
    Series A, 6.0%, 1/1/2020 (a)                                                  46,340,000      55,803,091
    Series A, 6.25%, 1/1/2009 (a)                                                  6,735,000       7,393,750
    Series A, 6.25%, 1/1/2015 (a)                                                 28,725,000      33,528,394
Chicago, IL, School District General Obligation Lease, Public Housing
    Revenue, Series A, 5.25%, 12/1/2011 (a)                                        9,705,000      10,736,544
Chicago, IL, School District General Obligation, Board of Education:
    Series B, Zero Coupon, 12/1/2009 (a)                                           7,615,000       6,586,594
    Series A, Zero Coupon, 12/1/2014 (a)                                           2,000,000       1,387,020
    6.0%, 12/1/2016 (a)                                                            5,000,000       5,288,650
Chicago, IL, School District Revenue Lease, Board of Education, 6.25%,
    12/1/2011 (a)                                                                  1,600,000       1,855,680
Chicago, IL, Water & Sewer Revenue:
    Zero Coupon, 11/1/2012 (a)                                                     6,350,000       4,858,449
    Zero Coupon, 11/1/2018 (a)                                                     5,165,000       2,949,783
    5.375%, 1/1/2013 (a)                                                           3,215,000       3,596,235
Cook & Du Page Counties, IL, School District General Obligation, Zero
    Coupon, 12/1/2009 (a)                                                          2,860,000       2,472,727
Cook County, IL, County General Obligation, 6.5%, 11/15/2014 (a)                  18,560,000      22,646,726
Hoffman Estates, IL, Sales & Special Tax Revenue, Tax Increment Revenue:
    Zero Coupon, 5/15/2006                                                         4,500,000       4,374,765
    Zero Coupon, 5/15/2007                                                        15,460,000      14,440,568
Illinois, Airport Revenue, Metropolitan Pier and Exposition Authority,
    Series A, Zero Coupon, 6/15/2011 (a)                                             895,000         725,254
Illinois, Development Finance Authority, Hospital & Healthcare Revenue,
    Adventist Health System:
    5.5%, 11/15/2020                                                              10,000,000      10,565,800
    5.5%, 11/15/2029                                                               5,475,000       5,726,576
Illinois, Development Finance Authority, Pollution Control Revenue,
    Commonwealth Education Co., 5.85%, 1/15/2014 (a)                               5,000,000       5,759,100
Illinois, Development Finance Authority, Sales & Special Tax Revenue, 7.5%,
    11/15/2013                                                                     1,250,000       1,279,575
Illinois, Health Facilities Authority, ETM, 7.0%, 2/15/2009                        2,950,000       3,166,619
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015 (a)                      3,300,000       2,251,392
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
    5.2%, 9/1/2012                                                                 1,000,000       1,044,360
    6.0%, 8/15/2007 (a)                                                            1,460,000       1,538,723
    6.0%, 8/15/2009 (a)                                                            1,640,000       1,800,687
    6.25%, 8/15/2013 (a)                                                           3,400,000       3,907,314
    Series A, 6.25%, 1/1/2015 (a)                                                 17,000,000      19,447,830
    6.4%, 6/1/2008 (a)                                                             1,350,000       1,461,551
Illinois, Metropolitan Pier and Exposition Authority, Series A, ETM, Zero
    Coupon, 6/15/2011 (a)                                                          2,900,000       2,354,017
Illinois, Project Revenue, Zero Coupon, 1/1/2014 (a)                              17,975,000      12,975,074
Illinois, Project Revenue, Metropolitan Pier and Exposition Authority, Zero
    Coupon, 6/15/2016 (a)                                                         10,000,000       6,454,100
Illinois, Sales & Special Tax Revenue:
    6.25%, 12/15/2011 (a)                                                          3,000,000       3,404,820
    6.25%, 12/15/2020 (a)                                                          6,975,000       8,569,415
    Series A, 6.5%, 12/15/2007 (a)                                                 4,765,000       5,130,666
    Series A, 6.5%, 12/15/2008 (a)                                                 5,255,000       5,808,772
    Series P, 6.5%, 6/15/2013                                                      2,100,000       2,407,524
Illinois, Sales & Special Tax Revenue, Metropolitan Pier and Exposition
    Authority, Zero Coupon, 6/15/2013 (a)                                          7,565,000       5,608,994
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition
    Authority, Series A, Zero Coupon, 12/15/2018 (a)                               6,660,000       3,828,434
Illinois, State General Obligation, 5.5%, 5/1/2016 (a)                             2,500,000       2,885,150
Illinois, Water & Sewer Revenue, Northwest Suburban Municipal Joint Action
    Water Agency, 6.45%, 5/1/2007 (a)                                              2,575,000       2,719,458
Joliet, IL, Higher Education Revenue, College Assistance Corp., North
    Campus Extension Center Project, 6.7%, 9/1/2012 (a)                            2,500,000       2,833,550
Kane Cook & Du Page County, IL, School District General Obligation:
    Series B, Zero Coupon, 1/1/2011 (a)                                            1,040,000         859,789
    Series B, Zero Coupon, 1/1/2012 (a)                                            1,300,000       1,026,792
    Series B, Zero Coupon, 1/1/2013 (a)                                            4,595,000       3,466,560
Kane County, IL, School District General Obligation, Aurora West Side,
    Series A, 6.5%, 2/1/2010 (a)                                                   1,775,000       2,008,164
Lake Cook Kane & McHenry Counties, IL, School District General Obligation,
    6.3%, 12/1/2017 (a)                                                            1,885,000       2,336,514
Lake County, IL, Higher Education Revenue, District No. 117:
    Series B, Zero Coupon, 12/1/2013 (a)                                           5,880,000       4,287,637
    Series B, Zero Coupon, 12/1/2014 (a)                                           5,985,000       4,165,021
Northern, IL, Higher Education Revenue, University, Auxiliary Facilities
    System:
    Zero Coupon, 10/1/2005 (a)                                                     1,865,000       1,860,636
    Zero Coupon, 10/1/2007 (a)                                                     1,865,000       1,748,512
Oak Lawn, IL, Water & Sewer Revenue:
    Zero Coupon, 10/1/2005 (a)                                                     1,295,000       1,291,944
    Zero Coupon, 10/1/2006 (a)                                                     1,295,000       1,253,016
Rosemont, IL, Capital Appreciation Tax:
    ETM, Series 3, Zero Coupon, 12/1/2005 (a)                                      5,575,000       5,536,087
    Series 3, Zero Coupon, 12/1/2005                                               1,485,000       1,474,620
    ETM, Series 3, Zero Coupon, 12/1/2007 (a)                                      2,100,000       1,956,234
    Series 3, Zero Coupon, 12/1/2007                                                 555,000         517,460
Rosemont, IL, Other General Obligation, Tax Increment, Zero Coupon,
    12/1/2005 (a)                                                                  4,455,000       4,423,860
Skokie, IL, Other General Obligation, Park District, Series B, Zero Coupon,
    12/1/2011 (a)                                                                  3,000,000       2,394,030
University Park, IL, Sales & Special Tax Revenue, Governors Gateway
    Industrial Park, 8.5%, 12/1/2011                                               1,800,000       1,845,846
Will County, IL, Community Unit School District No. 201-U, ETM, Zero
    Coupon, 12/15/2006 (a)                                                         3,725,000       3,586,430
Will County, IL, County General Obligation:
    Series B, Zero Coupon, 12/1/2011 (a)                                           4,145,000       3,297,596
    Series B, Zero Coupon, 12/1/2012 (a)                                           2,480,000       1,889,413
    Series B, Zero Coupon, 12/1/2013 (a)                                          12,030,000       8,738,111
    Series B, Zero Coupon, 12/1/2014 (a)                                          10,255,000       7,104,254
Will County, IL, School District General Obligation, Community Unit School
    District No. 365-U, Series B, Zero Coupon, 11/1/2015 (a)                       8,000,000       5,316,480
Winnebago County, IL, School District General Obligation, District No. 122
    Harlem-Loves, 6.55%, 6/1/2010 (a)                                              1,825,000       2,082,982
                                                                                               -------------
                                                                                                 439,977,701

Indiana 1.5%
Indiana, Electric Revenue, Municipal Power Agency:
    Series B, 5.5%, 1/1/2016 (a)                                                  10,160,000      11,545,011
    Series B, 6.0%, 1/1/2012 (a)                                                   1,750,000       2,002,367
Indiana, Health Facilities Financing Authority, ETM, 6.0%, 7/1/2010 (a)            1,035,000       1,159,583
Indiana, Higher Education Revenue, Series H, Zero Coupon, 8/1/2006 (a)             6,000,000       5,845,980
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance
    Authority, Greenwood Village South Project, 5.625%, 5/15/2028                  2,100,000       2,145,864
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing
    Authority:
    Series D, 5.75%, 11/15/2012                                                    4,660,000       5,070,453
    Prerefunded, ETM, 6.0%, 7/1/2006 (a)                                           1,630,000       1,671,842
    ETM, 6.0%, 7/1/2006 (a)                                                          515,000         527,813
    Prerefunded, ETM, 6.0%, 7/1/2007 (a)                                           1,725,000       1,816,408
    ETM, 6.0%, 7/1/2007 (a)                                                          545,000         573,231
    Prerefunded, ETM, 6.0%, 7/1/2008 (a)                                             945,000       1,018,606
    ETM, 6.0%, 7/1/2008 (a)                                                          300,000         322,734
    Prerefunded, ETM, 6.0%, 7/1/2009 (a)                                             980,000       1,078,764
    ETM, 6.0%, 7/1/2009 (a)                                                          310,000         340,126
    ETM, 6.0%, 7/1/2010 (a)                                                          325,000         362,814
    Prerefunded, ETM, 6.0%, 7/1/2011 (a)                                           1,100,000       1,251,679
    ETM, 6.0%, 7/1/2011 (a)                                                          345,000         391,206
    Prerefunded, ETM, 6.0%, 7/1/2012 (a)                                           1,165,000       1,342,499
    ETM, 6.0%, 7/1/2012 (a)                                                          370,000         424,557
    Prerefunded, ETM, 6.0%, 7/1/2013 (a)                                           1,230,000       1,433,983
    ETM, 6.0%, 7/1/2013 (a)                                                          390,000         452,505
    Prerefunded, ETM, 6.0%, 7/1/2014 (a)                                           1,310,000       1,538,975
    ETM, 6.0%, 7/1/2014 (a)                                                          410,000         480,819
    Prerefunded, ETM, 6.0%, 7/1/2015 (a)                                           1,385,000       1,642,361
    ETM, 6.0%, 7/1/2015 (a)                                                          440,000         517,594
    Prerefunded, ETM, 6.0%, 7/1/2016 (a)                                           1,470,000       1,755,636
    ETM, 6.0%, 7/1/2016 (a)                                                          465,000         550,806
    Prerefunded, ETM, 6.0%, 7/1/2017 (a)                                           1,560,000       1,878,755
    ETM, 6.0%, 7/1/2017 (a)                                                          490,000         583,423
    Prerefunded, ETM, 6.0%, 7/1/2018 (a)                                           1,655,000       2,009,749
    ETM, 6.0%, 7/1/2018 (a)                                                          520,000         622,118
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015                   3,120,000       3,873,511
Indiana, Transportation/Tolls Revenue, Transportation Authority:
    Series A, 5.75%, 6/1/2012 (a)                                                  4,550,000       5,186,272
    Prerefunded, Series A, ETM, 7.25%, 6/1/2015                                      880,000       1,035,848
Indiana, Transportation/Tolls Revenue, Transportation Finance Authority,
    Prerefunded, Series A, 5.75%, 6/1/2012 (a)                                       450,000         505,571
Merrillville, IN, School District Revenue Lease, Multiple School Building
    Corp., First Mortgage, Zero Coupon, 1/15/2011 (a)                              4,000,000       3,307,000
                                                                                               -------------
                                                                                                  66,266,463

Iowa 0.5%
Iowa, Project Revenue:
    5.5%, 2/15/2015 (a)                                                           10,530,000      12,102,971
    5.5%, 2/15/2016 (a)                                                            6,645,000       7,696,040
                                                                                               -------------
                                                                                                  19,799,011

Kansas 0.6%
Johnson County, KS, School District General Obligation, Series B, 5.5%,
    9/1/2015 (a)                                                                   1,860,000       2,157,637
Kansas, Pollution Control Revenue, Development Financing Authority:
    Series II, 5.5%, 5/1/2014                                                      2,000,000       2,298,640
    Series II, 5.5%, 11/1/2015                                                     1,000,000       1,156,090
    Series II, 5.5%, 11/1/2017                                                     1,000,000       1,171,260
Kansas City, KS, Electric Revenue, Utility Systems Revenue, Zero Coupon,
    9/1/2006 (a)                                                                   1,375,000       1,336,597
Overland Park, KS, Industrial Development Revenue, Series A, 7.375%,
    1/1/2032                                                                      12,000,000      13,174,080
Saline County, KS, Unified School District No. 305, Salina:
    Prerefunded, 5.5%, 9/1/2017 (a)                                                2,465,000       2,728,040
    5.5%, 9/1/2017 (a)                                                               775,000         862,885
                                                                                               -------------
                                                                                                  24,885,229

Kentucky 2.1%
Kentucky, Hospital & Healthcare Revenue, Norton Healthcare, Inc., Economic
    Development Finance Authority:
       Series C, Step-up Coupon, 0% to 10/1/2005, 5.6% to 10/1/2012 (a)           13,670,000      15,242,460
    Series C, Step-up Coupon, 0% to 10/1/2005, 5.7% to 10/1/2013 (a)               8,245,000       9,314,377
    Series C, Step-up Coupon, 0% to 10/1/2005, 5.8% to 10/1/2015 (a)               5,235,000       5,927,905
    Series C, Step-up Coupon, 0% to 10/1/2005, 5.8% to 10/1/2014 (a)               5,130,000       5,841,377
    Series C, Step-up Coupon, 0% to 10/1/2005, 5.9% to 10/1/2016 (a)               6,500,000       7,351,565
Kentucky, Project Revenue:
    5.5%, 8/1/2017 (a)                                                             6,770,000       7,917,718
    5.5%, 8/1/2018 (a)                                                             5,000,000       5,875,150
    5.5%, 8/1/2019 (a)                                                             6,870,000       8,110,791
    5.5%, 8/1/2020 (a)                                                             4,320,000       5,125,723
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 69:
    Series A, Prerefunded, 5.375%, 8/1/2016 (a)                                    2,905,000       3,231,115
    Series A, 5.375%, 8/1/2016 (a)                                                 2,095,000       2,308,522
Kentucky, State Agency Revenue Lease, Property and Buildings Project No. 71:
    5.5%, 8/1/2014                                                                 4,250,000       4,861,788
    5.5%, 8/1/2015                                                                 4,000,000       4,593,720
Kentucky, State Revenue Lease, Property and Buildings Project No. 68,
    Prerefunded, 5.75%, 10/1/2015                                                  5,375,000       6,017,151
                                                                                               -------------
                                                                                                  91,719,362

Louisiana 0.4%
Jefferson, LA, Sales & Special Tax Revenue:
    5.75%, 12/1/2015 (a)                                                           2,335,000       2,669,512
    5.75%, 12/1/2016 (a)                                                           2,465,000       2,816,435
    5.75%, 12/1/2017 (a)                                                           2,610,000       2,978,532
    5.75%, 12/1/2018 (a)                                                           2,760,000       3,145,903
Louisiana, Public Facilities Authority, Centenary College Louisiana Project:
    Prerefunded, 5.75%, 2/1/2012                                                   1,000,000       1,071,180
    Prerefunded, 5.9%, 2/1/2017                                                    1,000,000       1,074,640
New Orleans, LA, Other General Obligation, Zero Coupon, 9/1/2005 (a)               2,500,000       2,500,000
Orleans, LA, Sales & Special Tax Revenue, Levee District Improvement
    Project, 5.95%, 11/1/2014 (a)                                                  1,370,000       1,420,142
                                                                                               -------------
                                                                                                  17,676,344

Maine 0.1%
Maine, Transportation/Tolls Revenue, Turnpike Authority, 5.625%, 7/1/2017
    (a)                                                                            4,350,000       4,861,212

Maryland 1.3%
Baltimore, MD, Sales & Special Tax Revenue, Series A, 5.9%, 7/1/2012 (a)           3,100,000       3,563,760
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical
    System, 6.75%, 7/1/2030                                                        4,000,000       4,495,880
Maryland, Project Revenue, Economic Development Corp., Chesapeake Bay,
    Series B, 7.75%, 12/1/2031                                                    37,000,000      39,644,390
Northeast, MD, Resource Recovery Revenue, Waste Disposal Authority:
    7.2%, 1/1/2006 (a)                                                             4,940,000       5,011,630
    7.2%, 1/1/2007 (a)                                                             3,390,000       3,438,341
                                                                                               -------------
                                                                                                  56,154,001

Massachusetts 5.1%
Massachusetts, Airport Revenue, Port Authority, AMT, Series B, 5.5%,
    7/1/2012 (a)                                                                   3,025,000       3,255,868
Massachusetts, Airport Revenue, Port Authority, Delta Air Lines, Inc.
    Project, AMT, Series A, 5.5%, 1/1/2017 (a)                                     4,000,000       4,257,240
Massachusetts, Bay Transportation Authority, Series B, 6.2%, 3/1/2016             17,450,000      20,665,860
Massachusetts, Higher Education Revenue, Building Authority Project:
    Series 2, 5.5%, 11/1/2017 (a)                                                  1,105,000       1,228,318
    Series 2, 5.5%, 11/1/2018 (a)                                                  1,400,000       1,556,240
Massachusetts, Higher Education Revenue, College Building Authority
    Project, Series A, 7.5%, 5/1/2014                                              5,500,000       6,941,550
Massachusetts, Hospital & Healthcare Revenue, Health & Educational
    Facilities Authority, Massachusetts General Hospital, Series F, 6.25%,
    7/1/2012 (a)                                                                   1,000,000       1,106,100
Massachusetts, Industrial Development Revenue, Development Finance Agency,
    Series A, 7.1%, 7/1/2032                                                       4,895,000       5,050,661
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013                        1,265,000       1,795,275
Massachusetts, Port Authority Revenue, AMT, Delta Air Lines, Inc. Project,
    Series A, 5.5%, 1/1/2018 (a)                                                   5,000,000       5,309,250
Massachusetts, Project Revenue, 9.2%, 12/15/2031                                  17,000,000      20,713,480
Massachusetts, Project Revenue, Health & Educational Facilities Authority,
    Series B, 9.15%, 12/15/2023                                                    3,000,000       3,673,560
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series
    A, Zero Coupon, 12/15/2014                                                    27,680,000      19,214,072
Massachusetts, State General Obligation, College Building Authority
    Project, Series A, 7.5%, 5/1/2010                                              4,110,000       4,847,745
Massachusetts, State General Obligation, Consolidated Loan:
    Series D, 5.5%, 11/1/2018 (a)                                                  4,000,000       4,701,400
    Series D, 5.5%, 11/1/2019 (a)                                                  7,500,000       8,854,725
    Series D, 5.5%, 11/1/2020 (a)                                                  2,000,000       2,375,060
Massachusetts, State General Obligation, Transportation Authority, Series
    A, 5.875%, 3/1/2015                                                           10,075,000      11,701,105
Massachusetts, State Health & Educational Facilities Authority Revenue,
    Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022                9,000,000      10,870,470
Massachusetts, State School Building Authority, Dedicated Sales Tax
    Revenue, Series A, 5.0%, 8/15/2019 (a)                                           255,000         279,610
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C,
    Zero Coupon, 1/1/2018 (a)                                                     10,000,000       5,989,100
Massachusetts, Water & Sewer Revenue, Water Authority:
    Series J, 5.5%, 8/1/2020 (a)                                                  34,315,000      40,672,197
    Series J, 5.5%, 8/1/2021 (a)                                                   5,685,000       6,774,587
Massachusetts, Water & Sewer Revenue, Water Resource Authority:
    Series C, 6.0%, 12/1/2011                                                     10,000,000      11,346,900
    Series A, 6.5%, 7/15/2009                                                      2,625,000       2,942,074
    Series A, 6.5%, 7/15/2019                                                     13,710,000      16,806,815
                                                                                               -------------
                                                                                                 222,929,262

Michigan 1.8%
Detroit, MI, Core City General Obligation, Series B, 6.0%, 4/1/2016 (a)            2,865,000       3,232,407
Detroit, MI, School District General Obligation:
    Series C, 5.25%, 5/1/2014 (a)                                                  1,000,000       1,125,980
    Series A, 5.5%, 5/1/2015 (a)                                                   6,675,000       7,501,165
    Series A, 5.5%, 5/1/2017 (a)                                                   3,295,000       3,702,822
Detroit, MI, State General Obligation:
    Series A-1, 5.375%, 4/1/2016 (a)                                               2,760,000       3,051,622
    Series A-1, 5.375%, 4/1/2018 (a)                                               3,000,000       3,311,760
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015 (a)            8,710,000       5,889,005
Grand Rapids, MI, Water & Sewer Revenue, Water Supply, 5.75%, 1/1/2016 (a)         2,955,000       3,294,766
Michigan, Electric Revenue, Series A, 5.25%, 1/1/2018 (a)                         11,000,000      12,482,800
Michigan, Hospital & Healthcare Revenue, Hospital Finance Authority,
    Gratiot Community Hospital, 6.1%, 10/1/2007                                    1,225,000       1,270,717
Michigan, Sales & Special Tax Revenue, State Trunk Line:
    Series A, 5.5%, 11/1/2014 (a)                                                  4,055,000       4,523,758
    Series A, Prerefunded, 5.5%, 11/1/2016 (a)                                     9,545,000      10,648,402
    Series A, 5.5%, 11/1/2017                                                      7,000,000       8,198,820
Michigan, State General Obligation, 5.5%, 12/1/2015                                5,875,000       6,806,892
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services,
    Series A, ETM, 5.6%, 2/15/2013                                                 1,910,000       2,037,932
                                                                                               -------------
                                                                                                  77,078,848

Minnesota 0.3%
New Hope, MN, Hospital & Healthcare Revenue, Masonic Home North Ridge,
    5.9%, 3/1/2019                                                                 1,335,000       1,399,147
University of Minnesota, Higher Education Revenue:
    Series A, 5.75%, 7/1/2017                                                      3,240,000       3,863,084
    Series A, 5.75%, 7/1/2018                                                      6,760,000       8,100,103
                                                                                               -------------
                                                                                                  13,362,334

Mississippi 0.2%
Jones County, MS, Hospital & Healthcare Revenue, South Central Regional
    Medical Center, 5.5%, 12/1/2017                                                1,375,000       1,380,789
Mississippi, State General Obligation, 5.5%, 12/1/2015                             6,000,000       6,940,620
                                                                                               -------------
                                                                                                   8,321,409

Missouri 1.4%
Missouri, Hospital & Healthcare Revenue, Health & Educational Facilities
    Authority, Washington University, Series A, 5.5%, 6/15/2016                   11,400,000      13,305,054
Missouri, Senior Care Revenue, Health & Educational Facilities Authority,
    5.75%, 2/1/2017                                                                3,250,000       3,385,915
Missouri, Transportation/Tolls Revenue:
    Series A, 5.625%, 2/1/2014                                                     2,000,000       2,229,920
    Series A, 5.625%, 2/1/2016                                                     3,125,000       3,468,687
Missouri, Water & Sewer Revenue, Environmental Improvement and Energy
    Resource Authority:
    Series B, 5.5%, 7/1/2014                                                       3,000,000       3,441,330
    Series B, 5.5%, 7/1/2015                                                       3,500,000       4,041,730
    Series B, 5.5%, 7/1/2016                                                       5,065,000       5,884,669
St. Louis, MO, Airport Revenue, Series A, 5.625%, 7/1/2017 (a) 6,000,000
6,746,280 St. Louis, MO, Industrial Development Authority Revenue, Convention
Center
    Hotel, Zero Coupon, 7/15/2016 (a)                                              6,895,000       4,425,625
St. Louis, MO, Industrial Development Authority Revenue, St. Louis
    Convention Center, AMT:
    Series A, 6.875%, 12/15/2020                                                   2,500,000       2,059,150
    Series A, 7.25%, 12/15/2035                                                    5,000,000       4,072,650
St. Louis, MO, Special Assessment Revenue, Scullin Redevelopment Area,
    Series A, 10.0%, 8/1/2010                                                      4,470,000       5,119,402
St. Louis, MO, State General Obligation Lease, Industrial Development
    Authority, Convention Center Hotel, Zero Coupon, 7/15/2015 (a)                 4,200,000       2,827,104
                                                                                               -------------
                                                                                                  61,007,516

Montana 0.1%
Montana, Higher Education Revenue, Series F, 6.0%, 5/15/2019 (a)                   5,000,000       5,675,250

Nebraska 0.3%
Omaha, NE, Core City General Obligation, Series A, ETM, 6.5%, 12/1/2018            1,000,000       1,285,630
Omaha, NE, Public Power District, Electric Revenue, Series B, ETM, 6.2%,
    2/1/2017                                                                       4,700,000       5,596,760
Omaha, NE, School District General Obligation, ETM:
    Series A, 6.5%, 12/1/2015                                                      1,480,000       1,845,797
    Series A, 6.5%, 12/1/2016                                                      1,000,000       1,258,320
    Series A, 6.5%, 12/1/2017                                                      4,000,000       5,088,080
                                                                                               -------------
                                                                                                  15,074,587

Nevada 0.9%
Clark County, NV, Airport Revenue, Airport Jet Aviation Fuel, AMT:
    Series C, 5.375%, 7/1/2018 (a)                                                 1,500,000       1,631,445
    Series C, 5.375%, 7/1/2019 (a)                                                 1,100,000       1,195,623
    Series C, 5.375%, 7/1/2020 (a)                                                 1,100,000       1,193,324
Henderson, NV, Hospital & Healthcare Revenue, Catholic Healthcare West,
    5.375%, 7/1/2026                                                              15,000,000      15,456,600
Las Vegas, NV, Transportation/Tolls Revenue, Monorail Department Business
    and Industry:
    Zero Coupon, 1/1/2013 (a)                                                      5,000,000       3,755,050
    7.375%, 1/1/2040                                                              15,000,000      15,767,400
                                                                                               -------------
                                                                                                  38,999,442

New Hampshire 0.2%
New Hampshire, Senior Care Revenue, Havenwood Heritage Heights, 7.35%,
    1/1/2018                                                                       2,500,000       2,566,825
New Hampshire, Senior Care Revenue, Higher Education Revenue, Havenwood
    Heritage Heights, 7.45%, 1/1/2025                                              4,000,000       4,106,920
                                                                                               -------------
                                                                                                   6,673,745

New Jersey 5.7%
Atlantic City, NJ, School District General Obligation, Board of Education,
    6.1%, 12/1/2014 (a)                                                            4,500,000       5,381,280
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
    5.5%, 6/15/2031                                                                3,000,000       3,174,270
    5.75%, 6/15/2034                                                               2,455,000       2,641,408
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus
    Revenue:
    Series A, 5.0%, 7/1/2022 (a)                                                   7,140,000       7,707,916
    Series A, 5.0%, 7/1/2023 (a)                                                   8,845,000       9,528,011
New Jersey, Economic Development Authority Revenue, School Facilities
    Construction, Series I, 5.0%, 9/1/2027 (a)                                     4,000,000       4,448,400
New Jersey, Economic Development Authority, Special Facilities Revenue,
    Continental Airlines, Inc. Project, AMT, 6.4%, 9/15/2023                       7,500,000       6,978,225
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series
    2005-A, 5.8%, 11/1/2023 (a) (b)                                                5,000,000       5,806,250
New Jersey, Highway Authority Revenue, Garden State Parkway, ETM, 6.5%,
    1/1/2011                                                                       2,656,000       2,882,796
New Jersey, Industrial Development Revenue, Economic Development Authority,
    Harrogate, Inc., Series A, 5.875%, 12/1/2026                                   1,000,000       1,030,150
New Jersey, Resource Recovery Revenue, Tobacco Settlement Financing Corp.,
    5.75%, 6/1/2032                                                                9,245,000       9,672,304
New Jersey, Senior Care Revenue, Economic Development Authority, United
    Methodist Homes, 5.5%, 7/1/2019                                                4,000,000       4,064,920
New Jersey, Special Assessment Revenue, 6.75%, 6/1/2039                           35,480,000      41,422,190
New Jersey, State Agency General Obligation Lease, Transportation Trust
    Fund Authority, Series A, 5.625%, 6/15/2014                                    3,555,000       4,054,797
New Jersey, State General Obligation:
    5.25%, 7/1/2016                                                                5,000,000       5,683,900
    Series H, 5.25%, 7/1/2017                                                     14,665,000      16,713,261
New Jersey, State Turnpike Authority Revenue:
    Prerefunded, Series C-2005, ETM, 6.5%, 1/1/2016 (a)                            2,725,000       3,286,268
    Series C-2005, 6.5%, 1/1/2016 (a)                                              8,025,000       9,643,322
New Jersey, Tobacco Settlement Filing Corp., 6.25%, 6/1/2043                      28,000,000      31,711,960
New Jersey, Transportation/Tolls Revenue:
    Series C, 5.5%, 12/15/2015 (a)                                                 5,000,000       5,758,000
    Series A, 144A, 5.75%, 6/15/2017                                               8,000,000       9,391,680
New Jersey, Transportation/Tolls Revenue, Federal Transportation
    Administration Grants, Series B, 5.75%, 9/15/2013 (a)                         11,000,000      12,320,110
New Jersey, Turnpike Authority, Turnpike Revenue, Series C, Prerefunded,
    ETM, 6.5%, 1/1/2016 (a)                                                       38,720,000      46,695,158
                                                                                               -------------
                                                                                                 249,996,576

New Mexico 0.2%
Albuquerque, NM, Hospital & Healthcare Revenue, Southwest Community Health
    Services, Prerefunded, 10.125%, 8/1/2012                                       2,865,000       3,323,830
New Mexico, Single Family Housing Revenue, Mortgage Finance Authority,
    Series E2, AMT, 6.8%, 3/1/2031                                                 3,740,000       3,977,565
                                                                                               -------------
                                                                                                   7,301,395

New York 7.1%
New York, Core City General Obligation, 5.875%, 2/15/2019                            150,000         154,004
New York, Electric Revenue, ETM, Zero Coupon, 6/1/2009 (a)                         2,050,000       1,815,685
New York, Higher Education Revenue, 5.75%, 7/1/2013                               10,000,000      11,291,100
New York, Higher Education Revenue, Dormitory Authority:
    Series B, 5.25%, 5/15/2019 (a)                                                11,860,000      13,553,489
    Series F, Prerefunded, 5.375%, 7/1/2007                                          465,000         486,106
    Series F, 5.375%, 7/1/2007                                                     1,535,000       1,596,845
New York, Higher Education Revenue, Dormitory Authority, City University:
    Series A, 5.625%, 7/1/2016 (a)                                                 5,075,000       5,908,112
    Series B, 6.0%, 7/1/2014 (a)                                                   7,000,000       8,298,990
New York, Sales & Special Tax Revenue, Thruway Authority, Series A, 5.5%,
    3/15/2018                                                                      5,000,000       5,647,500
New York, School District General Obligation, Dormitory Authority, City
    University, Series A, 5.5%, 5/15/2019                                          1,500,000       1,741,215
New York, Senior Care Revenue, Dormitory Authority, City University, Series
    A, 5.25%, 5/15/2021                                                            2,000,000       2,284,300
New York, Senior Care Revenue, Metropolitan Transportation Authority,
    Series O, ETM, 5.75%, 7/1/2013 (a)                                             6,775,000       7,609,273
New York, Series J, Prerefunded, 5.875%, 2/15/2019                                 3,250,000       3,344,803
New York, State Agency General Obligation Lease, Dormitory Authority, City
    University:
    Prerefunded, 5.25%, 5/15/2017 (a)                                              3,500,000       3,857,245
    Series D, ETM, 7.0%, 7/1/2009 (a)                                              2,185,000       2,372,539
    Series C, 7.5%, 7/1/2010 (a)                                                   4,955,000       5,564,812
New York, State Agency General Obligation Lease, Metropolitan
    Transportation Authority, Series A, ETM, 6.0%, 4/1/2020 (a)                    5,000,000       6,122,850
New York, State Agency General Obligation Lease, Urban Development
    Authority, Correctional Facilities, Series A, 6.5%, 1/1/2011 (a)               4,500,000       5,190,345
New York, State Agency General Obligation Lease, Urban Development Corp.,
    5.7%, 4/1/2020                                                                 3,600,000       4,264,560
New York, State Environmental Facilities, State Personal Income Tax
    Revenue, Series A, 5.0%, 12/15/2023 (a)                                        2,450,000       2,643,305
New York, State General Obligation Lease, Urban Development Corp., State
    Facilities, 5.6%, 4/1/2015                                                     4,655,000       5,291,757
New York, State General Obligation, Tobacco Settlement Financing Corp.:
    Series A-1, 5.25%, 6/1/2022 (a)                                                2,600,000       2,842,658
    Series A-1, 5.5%, 6/1/2019                                                     6,850,000       7,671,315
New York, State Thruway Authority, Highway & Bridge Trust Fund, Series B,
    5.0%, 4/1/2019 (a)                                                            12,445,000      13,680,415
New York, Transportation/Tolls Revenue, Metropolitan Transportation
    Authority:
    Series C, Prerefunded, 5.125%, 7/1/2013  (a)                                   5,000,000       5,546,202
    5.5%, 11/15/2018 (a)                                                           5,000,000       5,643,600
New York, Transportation/Tolls Revenue, Transportation Authority:
    Series E, 5.5%, 11/15/2020 (a)                                                 3,750,000       4,208,588
    Series E, 5.5%, 11/15/2021 (a)                                                 6,000,000       6,733,740
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel
    Authority, Series Y, ETM, 5.5%, 1/1/2017                                       5,050,000       5,826,235
New York, Water & Sewer Revenue, Environmental Facilities Corp., State
    Water Pollution Control, Series E, 6.875%, 6/15/2014                           4,560,000       4,609,248
New York and New Jersey, Port Authority Revenue:
    AMT, 6.0%, 7/1/2013                                                            6,555,000       6,756,960
    AMT, 6.0%, 7/1/2015                                                            2,500,000       2,585,000
    AMT, Series 4, 7.0%, 10/1/2007                                                 1,100,000       1,156,067
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World
    Trade Center, Series A, 6.25%, 3/1/2015                                       10,000,000      10,636,500
New York City, NY, Municipal Water Finance Authority, Water & Sewer System
    Revenue:
    Series C, 5.0%, 6/15/2027 (a)                                                 12,065,000      12,987,972
    Series B, 5.0%, 6/15/2028 (a)                                                 16,000,000      17,134,080
New York, NY, Core City General Obligation:
    Series G, Zero Coupon, 8/1/2009 (a)                                            4,995,000       4,402,993
    Series F, 5.25%, 8/1/2016                                                      5,000,000       5,380,300
    Series A, 5.75%, 8/1/2016                                                      6,350,000       7,111,047
New York, NY, General Obligation:
    Series P, 5.0%, 8/1/2015 (a)                                                   6,675,000       7,408,382
    Series M, 5.0%, 4/1/2016 (a)                                                   4,620,000       5,090,963
    Series M, 5.0%, 4/1/2017 (a)                                                   9,675,000      10,628,471
    Series E, 5.0%, 11/1/2017 (a)                                                    770,000         843,104
    Series G, 5.0%, 12/1/2023                                                      8,000,000       8,501,600
    Prerefunded, Series C, 5.375%, 11/15/2017 (a)                                    275,000         292,435
    Series C, 5.375%, 11/15/2017 (a)                                               4,725,000       5,010,863
    Prerefunded, Series A, 6.5%, 5/15/2012                                         6,230,000       7,207,300
    Series A, 6.5%, 5/15/2012                                                        770,000         871,963
    Prerefunded, Series G, ETM, 6.75%, 2/1/2009                                      105,000         117,867
    Series G, 6.75%, 2/1/2009                                                      1,895,000       2,108,301
New York, NY, State General Obligation, Series A, 5.25%, 3/15/2015                 2,500,000       2,750,425
New York, NY, Water & Sewer Revenue, Municipal Water Financial Authority,
    Series A, 5.375%, 6/15/2019                                                   25,000,000      27,705,750
Suffolk County, NY, Water & Sewer Revenue, Industrial Development Agency,
    6.0%, 2/1/2007 (a)                                                             8,000,000       8,337,920
                                                                                               -------------
                                                                                                 310,827,099

North Carolina 1.4%
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018                        4,165,000       4,680,502
Charlotte, NC, Water & Sewer Revenue:
    5.5%, 6/1/2014                                                                 3,105,000       3,485,673
    5.5%, 6/1/2017                                                                 3,255,000       3,649,506
North Carolina, Electric Revenue, 5.25%, 1/1/2020 (a)                              4,000,000       4,400,200
North Carolina, Electric Revenue, Catawba Municipal Power Agency, 6.0%,
    1/1/2011 (a)                                                                   8,235,000       9,307,362
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
    6.0%, 1/1/2018 (a)                                                             8,775,000      10,569,838
    Series B, 6.0%, 1/1/2022 (a)                                                  18,775,000      23,181,305
                                                                                               -------------
                                                                                                  59,274,386

Ohio 2.3%
Akron, OH, Higher Education Revenue, Prerefunded, 5.75%, 1/1/2013 (a)              2,365,000       2,633,309
Akron, OH, Project Revenue, Economic Development, 6.0%, 12/1/2012 (a)              1,000,000       1,147,280
Avon, OH, School District General Obligation, 6.5%, 12/1/2015 (a)                    940,000       1,169,858
Batavia, OH, Local School District, Prerefunded, 7.0%, 12/1/2014 (a)                 500,000         515,265
Beavercreek, OH, School District General Obligation, Local School District,
    6.6%, 12/1/2015 (a)                                                            1,500,000       1,836,105
Big Walnut, OH, School District General Obligation, Local School District,
    Zero Coupon, 12/1/2012 (a)                                                       420,000         321,031
Cincinnati, OH, Higher Education Revenue, General Receipts:
    Series T, 5.5%, 6/1/2012                                                       1,280,000       1,439,027
    Series A, 5.75%, 6/1/2015 (a)                                                  2,000,000       2,275,920
    Series A, 5.75%, 6/1/2016 (a)                                                  1,500,000       1,706,940
Cincinnati, OH, Water & Sewer Revenue, 5.5%, 12/1/2017                             1,000,000       1,107,960
Cleveland, OH, Electric Revenue, Public Power Systems Revenue, Series 1,
    6.0%, 11/15/2011 (a)                                                           1,050,000       1,206,135
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment,
    Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018                  1,000,000       1,001,730
Cleveland, OH, Water & Sewer Revenue, Series J, 5.375%, 1/1/2016 (a)               2,000,000       2,207,080
Cleveland-Cuyahoga County, OH, Port Authority Revenue, AMT, ETM, 6.0%,
    3/1/2007                                                                       1,590,000       1,640,673
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018                     500,000         590,565
Cuyahoga County, OH, County General Obligation Lease, 5.0%, 12/1/2020              1,000,000       1,086,410
Cuyahoga County, OH, Multi-Family Housing Revenue, Dale Bridge Apartments,
    AMT, 6.5%, 10/20/2020                                                          1,000,000       1,022,050
Dublin, OH, School District General Obligation, Zero Coupon, 12/1/2011 (a)         1,095,000         875,967
Fayette County, OH, School District General Obligation, Rattlesnake
    Improvement Area Project, 5.9%, 12/1/2013                                         90,000          96,665
Finneytown, OH, Other General Obligation, Local School District, 6.2%,
    12/1/2017 (a)                                                                    320,000         394,890
Franklin County, OH, Hospital & Healthcare Revenue, Presbyterian Services:
    5.25%, 7/1/2008                                                                  500,000         519,480
    5.5%, 7/1/2017                                                                 1,000,000       1,033,990
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013             500,000         591,110
Green Springs, OH, Senior Care Revenue, Hospital & Healthcare Facilities
    Revenue, Series A, 7.0%, 5/15/2014                                             4,300,000       4,100,437
Green Springs, OH, Senior Care Revenue, St. Francis Health Care Center
    Project, Series A, 7.125%, 5/15/2025                                           4,405,000       3,929,568
Hilliard, OH, School District General Obligation, Series A, Zero Coupon,
    12/1/2012 (a)                                                                  1,655,000       1,263,940
Huber Heights, OH, Water & Sewer Revenue, Zero Coupon, 12/1/2012 (a)               1,005,000         768,403
Liberty Benton, OH, School District General Obligation, Zero Coupon,
    12/1/2014 (a)                                                                    570,000         398,287
Liberty, OH, School District General Obligation, Zero Coupon, 12/1/2012 (a)          255,000         194,690
Lorain County, OH, Lakeland Community Hospital, Inc., ETM, 6.5%, 11/15/2012          790,000         838,127
Lucas County, OH, Hospital & Healthcare Revenue, Presbyterian:
    Series A, 6.625%, 7/1/2014                                                     2,000,000       2,091,000
    Series A, 6.75%, 7/1/2020                                                      2,000,000       2,089,580
Miami County, OH, Hospital & Healthcare Revenue, Upper Valley Medical
    Center, Series C, 6.25%, 5/15/2013                                             1,000,000       1,035,830
Napoleon, OH, Hospital & Healthcare Revenue, Lutheran Orphans Home, 6.875%,
    8/1/2023                                                                         340,000         344,277
North Olmstead, OH, Other General Obligation, 6.2%, 12/1/2011 (a)                  2,000,000       2,258,500
Ohio, Higher Education Revenue, Series A, 6.5%, 7/1/2008                           2,325,000       2,536,738
Ohio, Higher Education Revenue, Case Western Reserve University:
    6.0%, 10/1/2014                                                                1,000,000       1,181,530
    Series B, 6.5%, 10/1/2020                                                      2,250,000       2,820,915
Ohio, Higher Education Revenue, General Receipts:
    Series A, 6.0%, 12/1/2016                                                      1,000,000       1,122,430
    Series A, 6.0%, 12/1/2017                                                      1,060,000       1,189,776
Ohio, Higher Education Revenue, University of Findlay Project, 6.125%,
    9/1/2016                                                                         400,000         408,676
Ohio, Higher Education Revenue, University of Ohio, General Receipts,
    5.75%, 6/1/2016 (a)                                                            1,250,000       1,401,750
Ohio, Higher Education Revenue, Xavier University, 6.0%, 5/15/2011 (a)               240,000         256,205
Ohio, Mortgage Revenue, Single Family Housing Finance Agency,
    Prerefunded, Zero Coupon, 1/15/2015 (a)                                        7,875,000       4,948,249
Ohio, School District General Obligation, 6.0%, 12/1/2019 (a)                        475,000         570,950
Ohio, State Agency Revenue Lease, Administrative Building Funds Project:
    Series A, 5.5%, 10/1/2015 (a)                                                  4,370,000       4,871,632
    Series A, 5.5%, 10/1/2016 (a)                                                  3,790,000       4,222,856
    Series A, 5.5%, 10/1/2018 (a)                                                  3,695,000       4,110,577
Ohio, State Agency Revenue Lease, Building Authority, Juvenile Correctional
    Facility, Series A, 5.5%, 4/1/2016                                             3,665,000       4,056,239
Ohio, State General Obligation, 6.0%, 8/1/2010                                     1,000,000       1,125,930
Ohio, State General Obligation Lease, Higher Education Revenue, Series B,
    Prerefunded, 5.625%, 5/1/2015                                                  1,000,000       1,105,760
Ohio, Transportation/Tolls Revenue, Series A, 5.5%, 2/15/2017 (a)                  6,925,000       8,076,697
Ohio, Water & Sewer Revenue, Bay Shore Project, AMT, Series A, 5.875%,
    9/1/2020                                                                       3,950,000       4,004,865
South Euclid Lyndhurst, OH, School District General Obligation, 6.4%,
    12/1/2018 (a)                                                                    535,000         568,700
Springboro, OH, School District General Obligation, Community City School
    District, 6.0%, 12/1/2011 (a)                                                    500,000         556,445
Toledo, OH, Other General Obligation, Macys Project, AMT, Series A, 6.35%,
    12/1/2025 (a)                                                                  1,000,000       1,086,080
Tuscarawas Valley, OH, School District General Obligation, Prerefunded,
    6.6%, 12/1/2015 (a)                                                              365,000         375,782
Wayne, OH, School District General Obligation:
    6.45%, 12/1/2011 (a)                                                             155,000         175,979
    6.6%, 12/1/2016 (a)                                                              200,000         250,966
Willoughby, OH, Senior Care Revenue, Industrial Development Revenue, Series
    A, 6.875%, 7/1/2016                                                            2,825,000       2,907,236
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013 (a)          930,000         677,710
                                                                                               -------------
                                                                                                 100,342,752

Oklahoma 0.9%
Oklahoma, Hospital & Healthcare Revenue, Valley View Hospital Authority:
    5.75%, 8/15/2006                                                                 655,000         670,419
    6.0%, 8/15/2014                                                                2,695,000       2,800,186
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023 (a)        23,125,000      28,128,787
Tulsa, OK, Hospital & Healthcare Revenue, Industrial Development Authority,
    Zero Coupon, 12/1/2006 (a)                                                     6,430,000       6,207,265
                                                                                               -------------
                                                                                                  37,806,657

Oregon 0.4%
Chemeketa, OR, School District General Obligation, ETM, 5.5%, 6/1/2015 (a)         2,600,000       3,001,856
Oregon, Transportation/Tolls Revenue:
    5.75%, 11/15/2015                                                              1,435,000       1,609,467
    5.75%, 11/15/2016                                                              3,140,000       3,521,761
Portland, OR, Sewer System Revenue, Series B, 5.0%, 6/1/2017 (a)                  10,000,000      11,051,100
                                                                                               -------------
                                                                                                  19,184,184

Pennsylvania 2.7%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport,
    AMT, Series A, 5.75%, 1/1/2013 (a)                                             3,080,000       3,426,716
Allegheny County, PA, Port Authority Revenue:
    5.5%, 3/1/2015 (a)                                                             2,000,000       2,228,360
    5.5%, 3/1/2016 (a)                                                             1,000,000       1,113,640
    5.5%, 3/1/2017 (a)                                                             1,000,000       1,113,110
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority,
    Reading Hospital & Medical Center Project, 5.7%, 10/1/2014 (a)                 1,000,000       1,152,230
Bucks County, PA, Water & Sewer Authority Revenue, ETM, 6.375%, 12/1/2008            240,000         249,041
Delaware County, PA, Senior Care Revenue, Hospital & Healthcare Revenue,
    White Horse Village, Series A, 6.6%, 7/1/2006                                  1,000,000       1,013,190
Erie County, PA, Industrial Development Revenue, Pollution Control, Series
    A, 5.3%, 4/1/2012                                                              1,000,000       1,070,080
Exter Township, PA, School District General Obligation, Zero Coupon,
    5/15/2017 (a)                                                                  3,700,000       2,275,093
Indiana County, PA, Pollution Control Revenue, Industrial Development
    Authority, 5.35%, 11/1/2010 (a)                                                1,000,000       1,101,340
Latrobe, PA, Higher Education Revenue, Industrial Development Authority,
    5.375%, 5/1/2013                                                               1,000,000       1,089,060
Mckean County, PA, Hospital & Healthcare Revenue, Bradford Hospital
    Project, 5.95%, 10/1/2008                                                      2,305,000       2,333,766
New Castle, PA, Hospital & Healthcare Revenue, Area Hospital Authority,
    Jameson Memorial Hospital, 6.0%, 7/1/2010 (a)                                    845,000         943,316
Pennsylvania, Core City General Obligation, Regional Finance Authority
    Local Government, 5.75%, 7/1/2032                                             28,000,000      33,493,320
Pennsylvania, Higher Education Revenue, Ursinus College, Prerefunded:
    5.85%, 1/1/2017                                                                1,475,000       1,559,532
    5.9%, 1/1/2027                                                                 3,400,000       3,597,064
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing
    Authority, UPMC Health System, Series A, 6.0%, 1/15/2031                       7,340,000       8,111,654
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority:
    Series A, ETM, 6.0%, 9/1/2019 (a)                                              2,200,000       2,687,850
    Series A, 6.7%, 9/1/2014                                                       3,750,000       3,796,800
    Series A, 6.75%, 9/1/2019                                                      8,775,000       8,884,249
Pennsylvania, State Agency Revenue Lease, Industrial Development Authority,
    Economic Development, 5.8%, 7/1/2008 (a)                                       4,875,000       5,234,775
Pennsylvania, State General Obligation, 6.25%, 7/1/2010                            1,000,000       1,135,290
Pennsylvania, State Turnpike Commission, Oil Franchise Tax Revenue, Series
    B, 5.0%, 12/1/2031 (a)                                                         7,105,000       7,535,563
Pennsylvania, Transportation/Tolls Revenue, 5.25%, 7/1/2019                        2,000,000       2,229,920
Pennsylvania, Transportation/Tolls Revenue, Community Turnpike, Series S,
    5.625%, 6/1/2014                                                               3,750,000       4,223,587
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014 (a)                          1,750,000       1,975,418
Philadelphia, PA, Industrial Development Authority Revenue, Doubletree
    Commercial Development, Series A, 6.5%, 10/1/2027                              1,000,000       1,033,420
Philadelphia, PA, Water & Sewer Revenue, 6.25%, 8/1/2010 (a)                       1,000,000       1,135,760
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014 (a)         1,500,000       1,662,795
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014 (a)                       140,000         164,840
Westmoreland County, PA, Hospital & Healthcare Revenue, Industrial
    Development Authority, 5.375%, 7/1/2011 (a)                                    7,300,000       7,843,120
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017 (a)               6,230,000       3,790,270
                                                                                               -------------
                                                                                                 119,204,169

Puerto Rico 0.5%
Puerto Rico, Electric Revenue, 5.375%, 7/1/2018 (a)                                8,710,000      10,097,416
Puerto Rico Commonwealth, General Obligation, 6.25%, 7/1/2013 (a)                  1,850,000       2,210,528
Puerto Rico Commonwealth, General Obligation, Public Building Authority,
    Series A, ETM, 6.25%, 7/1/2013 (a)                                             1,000,000       1,193,360
Puerto Rico Commonwealth, Infrastructure Financing Authority, Series C,
    5.5%, 7/1/2015 (a)                                                             5,835,000       6,785,346
                                                                                               -------------
                                                                                                  20,286,650

Rhode Island 0.9%
Rhode Island, Economic Protection Corp., Special Obligation:
    Series B, ETM, 5.8%, 8/1/2011 (a)                                              1,025,000       1,163,334
    Series B, ETM, 5.8%, 8/1/2012 (a)                                              2,500,000       2,868,950
    Series B, ETM, 5.8%, 8/1/2013 (a)                                              7,340,000       8,526,951
Rhode Island, Project Revenue, Convention Center Authority, Series B,
    5.25%, 5/15/2015 (a)                                                          22,000,000      24,413,180
Rhode Island, Water & Sewer Revenue, Clean Water Protection Agency,
    Revolving Fund, Series A, 5.4%, 10/1/2015 (a)                                  2,000,000       2,245,940
                                                                                               -------------
                                                                                                  39,218,355

South Carolina 1.0%
Lexington County, SC, Hospital & Healthcare Revenue, 5.5%, 11/1/2032               4,515,000       4,799,806
Piedmont, SC, Electric Revenue, Municipal Power Agency:
    ETM, 5.5%, 1/1/2012 (a)                                                        2,190,000       2,454,596
    5.5%, 1/1/2012 (a)                                                             2,810,000       3,124,102
    Series A, ETM, 6.5%, 1/1/2016 (a)                                                430,000         531,127
South Carolina, Hospital & Healthcare Revenue, Jobs Economic Development
    Authority, Palmetto Health Alliance:
    Series C, 7.0%, 8/1/2030                                                       7,740,000       8,991,248
    Series A, Prerefunded, 7.375%, 12/15/2021                                      4,500,000       5,458,410
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
    Prerefunded, ETM, 6.75%, 1/1/2019 (a)                                          1,460,000       1,906,278
    6.75%, 1/1/2019 (a)                                                            2,065,000       2,641,094
South Carolina, Tobacco Settlement Revenue Management Authority, Series B,
    6.0%, 5/15/2022                                                                7,550,000       8,119,044
South Carolina, Transportation/Tolls Revenue, Transportation
    Infrastructure, Series A, 5.5%, 10/1/2018 (a)                                  5,300,000       5,902,239
                                                                                               -------------
                                                                                                  43,927,944

Tennessee 0.7%
Knox County, TN, Hospital & Healthcare Revenue, Fort Sanders Alliance:
    5.75%, 1/1/2011 (a)                                                           15,405,000      17,156,394
    5.75%, 1/1/2014 (a)                                                            2,000,000       2,294,700
    6.25%, 1/1/2013 (a)                                                            4,000,000       4,677,640
    7.25%, 1/1/2009 (a)                                                            3,750,000       4,219,388
Shelby County, TN, County General Obligation, Zero Coupon, 8/1/2014                4,965,000       3,502,460
                                                                                               -------------
                                                                                                  31,850,582

Texas 5.8%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health
    Facilities Development, Series A, 5.875%, 11/15/2018                           3,250,000       3,338,368
Austin, TX, Project Revenue, Bergstrom Landhost Enterprises, Inc. Airport
    Hotel Project, Series A, 6.75%, 4/1/2027 *                                    21,745,000      10,109,468
Austin, TX, School District General Obligation, Independent School
    District, 5.0%, 8/1/2015                                                       2,000,000       2,223,260
Austin, TX, Water & Sewer Revenue, Utility Systems, Zero Coupon, 11/15/2012
    (a)                                                                           13,520,000      10,355,509
Boerne, TX, School District General Obligation Lease, Independent School
    District:
    Zero Coupon, 2/1/2014                                                          2,785,000       2,000,967
    Zero Coupon, 2/1/2016                                                          3,285,000       2,137,122
Brownsville, TX, Electric Revenue, Utility Systems, 6.25%, 9/1/2010 (a)            4,085,000       4,660,127
Cedar Hill, TX, School District General Obligation:
    Zero Coupon, 8/15/2009                                                         1,500,000       1,279,350
    Zero Coupon, 8/15/2010                                                         3,130,000       2,507,787
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks
    Texas Independent School District:
    Series A, Zero Coupon, 2/15/2012                                               5,750,000       4,533,875
    Series A, Zero Coupon, 2/15/2013                                               8,840,000       6,657,227
    Series A, Zero Coupon, 2/15/2014                                               6,000,000       4,310,340
Dallas, TX, Single Family Housing Revenue, Zero Coupon, 10/1/2016 (a)              1,505,000         488,056
Galveston County, TX, County General Obligation, 5.5%, 2/1/2014 (a)                1,675,000       1,861,461
Galveston County, TX, County General Obligation, Justice Center and Public
    Safety Building, 5.5%, 2/1/2014 (a)                                            2,235,000       2,483,800
Grapevine-Colleyville, TX, School District General Obligation, Zero Coupon,
    8/15/2010                                                                      2,160,000       1,816,128
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017 (a)           3,910,000       2,363,400
Harris County, TX, Hospital & Healthcare Revenue, Health Facilities
    Development Corp., Medical Center Project, 6.25%, 5/15/2010 (a)                3,000,000       3,369,840
Hidalgo County, TX, Hospital & Healthcare Revenue, Health Services Mission
    Hospital, 6.875%, 8/15/2026                                                    2,880,000       3,128,659
Houston, TX, Airport Revenue, Continental Airlines Project, AMT, Series C,
    5.7%, 7/15/2029                                                                2,000,000       1,593,100
Houston, TX, School District General Obligation, Series A, Zero Coupon,
    2/15/2015                                                                     26,000,000      16,968,120
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental
    Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029                                 3,100,000       2,980,898
Houston, TX, Utility Systems Revenue:
    Series A, 5.25%, 5/15/2020 (a)                                                 8,000,000       8,824,400
    Series A, 5.25%, 5/15/2021 (a)                                                10,000,000      11,015,000
    Series A, 5.25%, 5/15/2022 (a)                                                30,000,000      32,998,500
Houston, TX, Water & Sewer Revenue:
    Series C, Zero Coupon, 12/1/2009 (a)                                          14,750,000      12,779,400
    Series C, Zero Coupon, 12/1/2010 (a)                                           5,000,000       4,161,550
    Series C, Zero Coupon, 12/1/2012 (a)                                           4,350,000       3,326,837
    Series A, 5.5%, 12/1/2016 (a)                                                 10,000,000      11,175,900
    Prerefunded, 5.75%, 12/1/2015 (a)                                              5,000,000       5,741,500
    Series B, Prerefunded, 5.75%, 12/1/2016 (a)                                    4,500,000       5,167,350
Lubbock, TX, Health Facilities Development Corp., Methodist Hospital:
    Series B, ETM, 5.6%, 12/1/2007 (a)                                             2,415,000       2,554,177
    Series B, ETM, 5.625%, 12/1/2008 (a)                                           4,400,000       4,750,944
Montgomery County, TX, Prerefunded, ETM, Zero Coupon, 9/1/2005 (a)                   685,000         685,000
Montgomery County, TX, County General Obligation Lease, Zero Coupon,
    9/1/2005 (a)                                                                   2,790,000       2,790,000
Northeast, TX, Hospital & Healthcare Revenue, Northeast Medical Center,
    6.0%, 5/15/2010 (a)                                                            2,180,000       2,426,231
Northside, TX, General Obligation Independent School District:
    Prerefunded, 5.5%, 2/15/2014                                                   1,420,000       1,578,898
    5.5%, 2/15/2014                                                                1,265,000       1,396,775
Texas, Electric Revenue:
    ETM, Zero Coupon, 9/1/2017 (a)                                                   120,000          73,302
    Zero Coupon, 9/1/2017 (a)                                                      5,880,000       3,566,573
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016 (a)        18,300,000      11,647,218
Texas, Multi-Family Housing Revenue, Department Housing & Community
    Affairs, Series A, Prerefunded, 6.4%, 1/1/2027                                 3,350,000       3,565,874
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016 (a)                        375,000         239,963
Texas, Other General Obligation, 7.0%, 9/15/2012                                   6,932,504       7,098,815
Texas, School District General Obligation, Community College District:
    5.5%, 8/15/2014 (a)                                                            3,145,000       3,537,307
    5.5%, 8/15/2015 (a)                                                            3,435,000       3,854,688
    5.5%, 8/15/2017 (a)                                                            4,060,000       4,550,732
Texas, Water & Sewer Revenue, Trinity River Authority:
    5.5%, 2/1/2019 (a)                                                             1,000,000       1,133,250
    5.5%, 2/1/2022 (a)                                                             4,725,000       5,354,606
Texas, Water & Sewer Revenue, Water Development Board Revenue, Series A,
    5.625%, 7/15/2015                                                              1,000,000       1,103,100
Waxahachie, TX, School District General Obligation, Independent School
    District:
    Zero Coupon, 8/15/2012                                                         4,120,000       3,181,546
    Zero Coupon, 8/15/2013                                                         2,060,000       1,518,220
                                                                                               -------------
                                                                                                 252,964,518

Utah 0.3%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015 (a)                 1,420,000       1,915,722
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014                    25,000          27,765
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc.,
    6.15%, 2/15/2012                                                               1,500,000       1,706,835
Utah, Electric Revenue, Associated Municipal Power System:
    Zero Coupon, 7/1/2006 (a)                                                      5,895,000       5,758,059
    Zero Coupon, 7/1/2007 (a)                                                      3,750,000       3,546,300
Utah, Electric Revenue, Intermountain Power Agency, Series A, ETM, 5.0%,
    7/1/2012 (a)                                                                     540,000         540,951
                                                                                               -------------
                                                                                                  13,495,632

Vermont 0.2%
Burlington, VT, Electric Revenue:
    5.375%, 7/1/2013 (a)                                                           4,800,000       5,364,192
    5.375%, 7/1/2014 (a)                                                           5,055,000       5,649,165
                                                                                               -------------
                                                                                                  11,013,357

Virgin Islands 0.0%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority,
    Series A, 6.5%, 10/1/2024                                                      1,500,000       1,700,175

Virginia 0.6%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development
    Authority, Greenspring Retirement Community, Series A, 7.25%, 10/1/2019        2,000,000       2,186,440
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development
    Finance Authority, Series A, 7.5%, 10/1/2029                                   7,100,000       7,759,093
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development
    Authority, Roanoke Memorial Hospital, Series B, 6.125%, 7/1/2017 (a)           5,500,000       6,615,950
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority
    Hospital Facility First Mortgage, 5.125%, 2/15/2018 (a)                        3,000,000       3,345,660
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development
    Authority, 5.5%, 1/1/2015 (a)                                                  5,700,000       6,459,924
                                                                                               -------------
                                                                                                  26,367,067

Washington 2.9%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock,
    Zero Coupon, 6/1/2014 (a)                                                     12,685,000       8,809,859
Clark County, WA, Electric Revenue, Public Utilities District No. 001
    Generating Systems, ETM, 6.0%, 1/1/2008 (a)                                    2,200,000       2,344,232
Clark County, WA, General Obligation Hockinson School District No. 98:
    Prerefunded, 6.125%, 12/1/2011 (a)                                             1,675,000       1,907,524
    6.125%, 12/1/2011 (a)                                                          1,515,000       1,713,435
Clark County, WA, School District General Obligation, Zero Coupon,
    12/1/2017 (a)                                                                  6,725,000       4,007,898
King and Snohomish Counties, WA, School District General Obligation, No
    417 Northshore, 5.6%, 12/1/2010 (a)                                            1,650,000       1,823,432
King County, WA, County General Obligation, Series B, Prerefunded, 6.625%,
    12/1/2015                                                                      8,835,000       9,705,424
King County, WA, County General Obligation, Prerefunded, 6.625%, 12/1/2015         1,010,000       1,109,505
Port Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2014 (a)               4,000,000       4,592,040
Seattle, WA, Airport Revenue, AMT, Series B, 6.0%, 2/1/2012 (a)                    1,765,000       1,988,484
Skagit County, WA, School District General Obligation, District No. 100
    Burlington Edison, 5.625%, 12/1/2015 (a)                                       4,925,000       5,488,568
Snohomish County, WA, School District General Obligation, 5.75%, 12/1/2011
    (a)                                                                            3,485,000       3,950,840
Snohomish County, WA, School District General Obligation, School District
    No. 006 Mukilteo, 6.5%, 12/1/2007 (a)                                          3,325,000       3,576,038
Spokane County, WA, School District General Obligation, Series B, Zero
    Coupon, 12/1/2014 (a)                                                          2,500,000       1,736,625
Washington, Electric Revenue, Series A, 5.5%, 7/1/2017 (a)                        11,200,000      12,454,176
Washington, Electric Revenue, Public Power Supply System, Series A, 6.0%,
    7/1/2007 (a)                                                                   7,000,000       7,374,780
Washington, Electric Revenue, Public Power Supply System Nuclear Project #
    2:
    ETM, 5.7%, 7/1/2008 (a)                                                        1,270,000       1,359,738
    7.25%, 7/1/2006                                                                  415,000         429,604
Washington, Electric Revenue, Public Power Supply Systems:
    Series A, Zero Coupon, 7/1/2006 (a)                                            1,380,000       1,347,170
    Series B, Zero Coupon, 7/1/2006 (a)                                            5,555,000       5,422,847
    Series A, Zero Coupon, 7/1/2007 (a)                                            4,375,000       4,132,537
    Series A, Zero Coupon, 7/1/2010 (a)                                            5,860,000       4,941,152
    Series A, Zero Coupon, 7/1/2011 (a)                                            4,200,000       3,403,008
    Series B, 7.25%, 7/1/2009 (a)                                                 10,300,000      11,236,682
Washington, Hospital & Healthcare Revenue, Healthcare Facilities Authority:
    5.75%, 11/1/2007 (a)                                                           7,350,000       7,757,484
    5.8%, 11/1/2008 (a)                                                            4,865,000       5,243,886
    5.8%, 11/1/2009 (a)                                                            4,595,000       5,036,120
    5.8%, 11/1/2010 (a)                                                            2,100,000       2,338,539
Washington, State General Obligation, Series 5, Zero Coupon, 1/1/2017 (a)          4,535,000       2,828,207
                                                                                               -------------
                                                                                                 128,059,834

West Virginia 0.1%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority,
    Charleston Medical Center, 6.75%, 9/1/2030                                       590,000         654,269
West Virginia, Hospital Finance Authority, Charleston Medical Center,
    Prerefunded, 6.75%, 9/1/2030                                                   2,410,000       2,815,434
                                                                                               -------------
                                                                                                   3,469,703

Wisconsin 1.8%
Milwaukee County, WI,, Series A, ETM, Prerefunded, Zero Coupon, 12/1/2011
    (a)                                                                              220,000         175,347
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities
    Authority:
    5.75%, 11/15/2007 (a)                                                          1,500,000       1,585,185
    6.0%, 11/15/2008 (a)                                                           4,085,000       4,431,285
    6.1%, 8/15/2008 (a)                                                            4,580,000       4,953,682
    6.1%, 8/15/2009 (a)                                                            2,000,000       2,206,420
    Series B, ETM, 6.25%, 1/1/2022 (a)                                             4,970,000       5,890,842
    Series C, 6.25%, 1/1/2022 (a)                                                  8,680,000      10,390,568
    Series AA, 6.4%, 6/1/2008 (a)                                                  2,335,000       2,531,140
    Series AA, 6.45%, 6/1/2009 (a)                                                 2,485,000       2,761,332
    Series AA, 6.45%, 6/1/2010 (a)                                                 2,650,000       3,004,702
    Series AA, 6.5%, 6/1/2011 (a)                                                  2,820,000       3,276,107
    Series AA, 6.5%, 6/1/2012 (a)                                                  3,000,000       3,525,480
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities
    Authority, Aurora Health Care, Inc.:
    Series A, 5.6%, 2/15/2029                                                     17,800,000      18,452,014
    6.875%, 4/15/2030                                                             14,000,000      16,124,500
                                                                                               -------------
                                                                                                  79,308,604
------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (Cost $3,554,958,019)                                          3,929,016,130

------------------------------------------------------------------------------------------------------------
    Municipal Inverse Floating Rate Notes 9.4%
------------------------------------------------------------------------------------------------------------

California 1.3%
California, Electric Revenue, Department Water Supply, Inverse Floater,
    Series 309, 144A, 8.13%, 5/1/2018 (a)                                          5,625,000       6,848,494
California, General Obligation, Economic Recovery, Inverse Floater:
    Series R-278, 7.405%, 7/1/2015 (a)                                             8,500,000      10,266,045
    Series 926, 7.776%, 7/1/2015                                                   5,977,500       7,418,077
California, State Department Water Resource Revenue:
    Series 1156-1, 51.455%, 12/1/2017 (a)                                            200,000         620,440
    Series 1156-3, 51.455%, 12/1/2019 (a)                                            992,500       2,925,493
Los Angeles, CA, Higher Education Revenue, Unified School District, Inverse
    Floater:
    Rites-PA 117, 144A, 7.87%, 1/1/2011 (a)                                        1,375,000       1,684,169
    Series PA 117, 144A, 7.87%, 1/1/2011 (a)                                       5,000,000       6,131,450
Los Angeles, CA, State General Obligation, Sanitation Distribution
    Financing Authority Revenue, Inverse Floater, Rites-PA 826, 144A,
    7.44%, 10/1/2021 (a)                                                          10,000,000      11,793,600
Los Angeles, CA, Unified School District, Series 998, 50.79%, 7/1/2013 (a)         2,300,000       6,534,990
Pasadena, CA, Unified School District:
    Series 1159-1, 51.455%, 11/1/2018 (a)                                            300,000       1,008,390
    Series 1159-2, 51.455%, 11/1/2019 (a)                                            250,000         822,300
Southern California, Public Power Authority Project Revenue, Series RR-II-R
    374-2, 36.265%, 1/1/2017 (a)                                                   1,000,000       2,418,830
                                                                                               -------------
                                                                                                  58,472,278

Colorado 0.1%
Denver, CO, Airport Revenue, Inverse Floater, Rites-PA 762, AMT, 9.367%,
    11/15/2013 (a)                                                                 5,000,000       6,156,500

Connecticut 0.3%
Connecticut, Sales & Special Tax Revenue:
    Series II, Inverse Floater, 144A, 8.12%, 10/1/2014 (a)                         8,390,000      10,158,025
    Series II, Inverse Floater, 144A, 8.12%, 10/1/2015 (a)                         2,000,000       2,424,940
    Series II, Inverse Floater, 144A, 8.12%, 10/1/2016 (a)                         1,050,000       1,292,623
    Series II, Inverse Floater, 144A, 8.12%, 10/1/2017 (a)                           830,000       1,021,788
                                                                                               -------------
                                                                                                  14,897,376

District of Columbia 0.3%
District of Columbia, Water & Sewer Revenue, Public Utility Revenue:
    Series 14, Inverse Floater, 144A, 9.34%, 10/1/2012 (a)                         1,970,000       2,707,903
    Series 15, Inverse Floater, 144A, 9.34%, 10/1/2013 (a)                         3,565,000       4,987,007
    Series 16, Inverse Floater, 144A, 9.34%, 10/1/2014 (a)                         2,750,000       3,899,802
    Series 13, Inverse Floater, 144A, 9.34%, 10/1/2016 (a)                         1,210,000       1,630,451
                                                                                               -------------
                                                                                                  13,225,163

Florida 0.3%
Florida, Inverse Floater, Series 03, 55.16%, 3/17/2007                             2,100,000       5,944,260
Lee County, FL, Airport Revenue, AMT:
    Series 14, Inverse Floater, 144A, 9.32%, 10/1/2013 (a)                         3,960,000       4,867,632
    Series 14, Inverse Floater, 144A, 9.32%, 10/1/2020 (a)                         1,410,000       1,722,357
    Series 14, Inverse Floater, 144A, 9.57%, 10/1/2015 (a)                         1,500,000       1,862,805
                                                                                               -------------
                                                                                                  14,397,054

Georgia 0.2%
Georgia, Electric Revenue, Inverse Floater, Rites-PA 786, 144A, 10.146%,
    1/1/2016                                                                       4,600,000       6,679,108

Illinois 0.8%
Cook County, IL, County General Obligation, Inverse Floater, Rites-PA 591,
    144A, 10.386%, 11/15/2013 (a)                                                 10,610,000      14,935,379
Illinois, Transportation/Tolls Revenue, Regional Transportation Authority,
    Inverse Floater, Rites-PA 584, 144A, 10.786%, 11/1/2021                       12,900,000      20,037,828
                                                                                               -------------
                                                                                                  34,973,207

Massachusetts 0.4%
Massachusetts, Resource Recovery Revenue, State Development Finance Agency,
    Series 563, Inverse Floater, 144A, 8.64%, 1/1/2016 (a)                         3,375,000       4,112,404
Massachusetts, State General Obligation, Inverse Floater, Rites-PA 793,
    144A, 8.931%, 10/1/2008                                                        6,095,000       7,581,814
Massachusetts, State School Building Authority, Dedicated Sales Tax Revenue:
    Series 1008, 50.79%, 2/15/2013 (a)                                               925,000       2,710,435
    Series 1007, 50.79%, 2/15/2013 (a)                                             1,000,000       2,982,400
                                                                                               -------------
                                                                                                  17,387,053

Michigan 0.2%
Michigan, State Agency General Obligation Lease, Building Authority,
    Inverse Floater, Series B, 144A, 8.416%, 4/15/2009                             2,500,000       3,077,200
Michigan, State Agency General Obligation Lease, Inverse Floater, Rites-PA
    889R, Series A, 144A, 8.416%, 4/15/2009                                        4,155,000       5,072,133
                                                                                               -------------
                                                                                                   8,149,333

New Jersey 1.8%
New Jersey, Highway Authority Revenue, Garden State Parkway, Inverse
    Floater, Series 247, ETM, 144A, 8.385%, 1/1/2013 (a)                          14,935,000      19,215,819
New Jersey, State Agency Revenue, Transportation Trust Fund Authority,
    Residual Certificates, Inverse Floater, Series 224, 144A, 8.87%,
    6/15/2016                                                                     11,000,000      14,995,530
New Jersey, State Educational Facilities Authority Revenue, Series PT-3075,
    50.6%, 9/1/2019 (a)                                                              500,000       1,468,800
New Jersey, State Revenue Lease, Transportation Trust Fund Authority,
    Inverse Floater, Rites-PA 785, 144A, 9.416%, 9/15/2015 (a)                     5,190,000       6,555,697
New Jersey, Transportation/Tolls Revenue, Turnpike Authority:
    Inverse Floater, Rites-PA 613, 144A, 10.396%, 1/1/2011 (a)                    21,170,000      29,708,919
    Inverse Floater, Rites-PA 614, 144A, 10.396%, 1/1/2016 (a)                     3,830,000       5,374,831
                                                                                               -------------
                                                                                                  77,319,596

New York 0.7%
Monroe County, NY, Airport Revenue:
    Inverse Floater, Rites-PA 585B, AMT, 144A, 8.888%, 7/1/2011                    2,515,000       3,192,642
    Inverse Floater, Rites-PA 585A, AMT, 144A, 8.891%, 1/1/2011                    2,005,000       2,520,666
    Inverse Floater, Rites-PA 585C, AMT, 144A, 9.142%, 7/1/2012                    1,915,000       2,510,699
New York, Tobacco Settlement Financing Corp., Inverse Floater, Series
    RR-II-R-365, 55.315%, 6/1/2022 (a)                                             1,250,000       3,583,250
New York, Transportation/Tolls Revenue, Securities Trust Certificates,
    Inverse Floater, 144A, 8.43%, 11/15/2017 (a)                                   7,500,000       9,451,275
New York and New Jersey, Port Authority Revenue, Inverse Floater, AMT,
    Series II, 144A, 8.83%, 10/15/2007 (a)                                         6,160,000       6,888,974
New York, NY, General Obligation, Series RR-II-R-389, 50.505%, 11/1/2017
    (a)                                                                            1,450,000       4,203,260
                                                                                               -------------
                                                                                                  32,350,766

Pennsylvania 1.1%
Allegheny County, PA, Airport Revenue, AMT:
    Inverse Floater, Rites-PA 567A, 144A, 8.847%, 7/1/2007 (a)                     3,000,000       3,511,710
    Inverse Floater, Rites-PA 567B, 144A, 8.847%, 7/1/2008 (a)                     1,500,000       1,786,665
    Inverse Floater, Rites-PA 567D, 144A, 8.847%, 1/1/2011 (a)                     5,250,000       6,513,045
    Inverse Floater, Rites-PA 567C, 144A, 8.856%, 1/1/2010 (a)                     3,160,000       3,871,442
Delaware Valley, PA, Core City General Obligation, Regional Financial
    Authority, Inverse Floater, Rites-PA 1028, 144A, 8.83%, 1/1/2014              12,500,000      16,475,625
Pennsylvania, Sales & Special Tax Revenue, Intergovernmental Cooperative
    Authority:
    Inverse Floater, 144A, 7.85%, 6/15/2013                                        2,225,000       2,538,681
    Inverse Floater, 144A, 7.85%, 6/15/2014 (a)                                    2,500,000       2,852,450
    Inverse Floater, 144A, 7.85%, 6/15/2015 (a)                                    2,250,000       2,567,205
Pennsylvania, State General Obligation, Inverse Floater, 144A, 14.6%,
    5/1/2019                                                                       5,000,000       7,513,500
                                                                                               -------------
                                                                                                  47,630,323

Puerto Rico 0.7%
Puerto Rico, Sales & Special Tax Revenue:
    Inverse Floater, Rites-PA 994RC, 144A, 8.446%, 7/1/2007 (a)                    3,000,000       4,177,080
    Inverse Floater, Rites-PA 944RA, 144A, 8.446%, 7/1/2015 (a)                    3,720,000       5,101,571
    Inverse Floater, Rites-PA 943R, 144A, 8.448%, 7/1/2019 (a)                    11,325,000      15,530,991
    Inverse Floater, Rites-PA 620A, 144A, 9.426%, 7/1/2010 (a)                     2,500,000       3,396,575
Puerto Rico Commonwealth, General Obligation, Rites-PA 620C, 144A, 9.426%,
    1/1/2013 (a)                                                                   1,000,000       1,420,340
                                                                                               -------------
                                                                                                  29,626,557

Tennessee 0.3%
Knox County, TN, Hospital & Healthcare Revenue, Inverse Floater, Rites-PA
    750, 8.906%, 1/1/2012 (a)                                                      8,940,000      11,206,648

Texas 0.9%
Dallas County, TX, Texas Utility & Reclamation District, Inverse Floater:
    Series PA-1136-A, 144A, 7.85%, 2/15/2011                                       3,915,000       4,710,058
    Series PA-1136-B, 7.85%, 2/15/2011 (a)                                         4,110,000       4,933,398
    Series PA-1136-C, 144A, 7.85%, 2/15/2011 (a)                                   5,125,000       6,144,721
Dallas, TX, Airport Revenue, International Airport, Inverse Floater, Series
    350, AMT, 144A, 8.335%, 5/1/2011 (a)                                          17,875,000      21,378,679
                                                                                               -------------
                                                                                                  37,166,856
                                                                                               -------------
------------------------------------------------------------------------------------------------------------
Total Municipal Inverse Floating Rate Notes (Cost $350,583,056)                                  409,637,818


                                                                                     % of
                                                                               Net Assets        Value ($)
                                                                          ---------------------------------
Total Investment Portfolio (Cost $ 3,905,541,075)                                  99.1     4,338,653,948
Other Assets and Liabilities, Net                                                   0.9        41,532,040
 ----------------------------------------------------------------------------------------------------------
Net Assets                                                                        100.0     4,380,185,988

     For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

     * Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:

                                                    Maturity      Principal      Acquisition
  Security                           Coupon           Date         Amount ($)     Cost ($)   Value ($)
  --------------------------------------------------------------------------------------------------------
  Austin, TX, Project Revenue,
  Bergstrom, Landhost
  Enterprises, Inc. Airport

  Hotel, Inc                          6.75           4/1/2027     21,745,000     21,748,681  10,109,468
  --------------------------------------------------------------------------------------------------------

(a)  Bond is insured by one of these companies:


                                                    As a % of Total
                                                    Investment
Insurance Coverage                                  Portfolio
----------------------------------------------------------------------
Ambac Financial Group                                            14.0
----------------------------------------------------------------------
Bond Investor Guaranty Insurance Co.                              0.2
----------------------------------------------------------------------
Financial Guaranty Insurance Company                             10.2
----------------------------------------------------------------------
Financial Security Assurance, Inc.                                9.1
----------------------------------------------------------------------
MBIA Corp.                                                       29.2
----------------------------------------------------------------------
XL Capital Assurance                                              0.2
----------------------------------------------------------------------

(b) When-issued or forward delivery security.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized by US Treasury securities which are held in escrow and are used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security

    At August 31, 2005, open interest rate swaps were as follows:

  Effective/                                                  Cash Flows             Net Unrealized
  Expiration       Notional          Cash Flows Paid         Received by              Appreciation/
     Dates        Amount ($)           by the Fund             the Fund            (Depreciation) ($)
 ----------------------------------------------------------------------------------------------------

  12/15/2005        45,700,000++++++   Fixed -- 4.545%      Floating -- LIBOR           (273,286)
   6/15/2015
   1/19/2006        89,200,000++++     Fixed -- 4.662%      Floating -- LIBOR         (1,304,005)
   7/19/2015
   1/26/2006        87,400,000++       Fixed -- 4.737%      Floating -- LIBOR         (1,756,652)
   7/26/2015
   1/31/2006        95,600,000++++     Fixed -- 4.731%      Floating -- LIBOR         (1,886,381)
   7/31/2015
   2/22/2006        59,200,000++++++   Fixed -- 4.741%      Floating -- LIBOR         (1,072,155)
   2/22/2017
  10/12/2005        79,000,000+        Fixed -- 3.962%      Floating -- BMA           (2,925,809)
   4/12/2017
  10/18/2005        78,600,000++       Fixed -- 3.909%      Floating -- BMA            (2,557,861)
   4/18/2017
   11/3/2005        26,800,000+++      Fixed -- 4.802%      Floating -- LIBOR           (698,188)
   5/3/2017
  11/25/2005        52,300,000+++      Fixed -- 4.667%      Floating -- LIBOR           (709,915)
   5/24/2017
   12/7/2005        36,700,000+        Fixed -- 4.516%      Floating -- LIBOR             32,004
   6/7/2017
   12/8/2005        36,700,000+++++    Fixed -- 4.446%      Floating -- LIBOR            471,197
   6/8/2017
   12/8/2005        18,300,000+        Fixed -- 4.463%      Floating -- LIBOR            102,136
   6/8/2017
   6/10/2006         9,200,000+          Fixed -- 4.5%      Floating -- LIBOR             36,920
   6/10/2017
  12/14/2005        71,600,000++       Fixed -- 4.641%      Floating -- LIBOR           (767,650)
   6/14/2017
  12/15/2005        36,800,000+++++    Fixed -- 4.682%      Floating -- LIBOR           (287,964)
   6/15/2017
  12/15/2005        36,800,000+++       Fixed -- 4.65%      Floating -- LIBOR           (425,826)
   6/15/2017
   7/18/2006        17,600,000++       Fixed -- 4.751%      Floating -- LIBOR           (299,117)
   7/18/2017
   1/31/2006        25,800,000+++      Fixed -- 4.792%      Floating -- LIBOR           (606,953)
   7/31/2017
   6/22/2006         7,000,000+++++++  Fixed -- 4.563%      Floating -- LIBOR             25,854
   6/22/2019
   7/19/2006        22,500,000+++++    Fixed -- 4.831%      Floating -- LIBOR           (352,195)
   7/19/2019
   7/27/2006         5,900,000++++     Fixed -- 4.876%      Floating -- LIBOR           (150,908)
   7/27/2019
   6/30/2006        28,500,000++++     Fixed -- 4.61%       Floating -- LIBOR             25,492
   6/30/2020
 ------------------------------------------------------------------------------------------------
Total net unrealized
depreciation                                                                         (15,381,262)

Counterparties:

+        Citibank
++       JPMorgan Chase
+++      Lehman Brothers
++++     Goldman Sachs & Co.
+++++    Morgan Stanley
++++++   Citigroup Global Markets
+++++++  Merrill Lynch & Co

BMA: Represents the Bond Market Association
LIBOR: Represents the London InterBank Offered Rate

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Managed Municipal Bond Fund,
                                    a series of Scudder Municipal Trust


By:                                 /s/Vincent J. Esposito
                                    -----------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Managed Municipal Bond Fund,
                                    a series of Scudder Municipal Trust


By:                                 /s/Vincent J. Esposito
                                    -----------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005